UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21855

HealthShares™, Inc.
(Exact name of registrant as specified in charter)

420 Lexington Avenue, Suite 2550 New York, New York			10170
(Address of principal executive offices)			(Zip code)

William J. Kridel, Jr. HealthShares™, Inc. 420 Lexington Avenue Suite 2626 New York, New York 10170
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 867-7400

Date of fiscal year end:	September 30, 2008

Date of reporting period:	September 30, 2008

Item 1. Report to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

September 30, 2008

  Cancer ETF (HHK)

  Diagnostics ETF (HHD)

  Drug Discovery Tools ETF (HHV)
(formerly HealthShares Enabling Technologies ETF)

  European Drugs ETF (HRJ)

HealthSharesTM, Inc.

TABLE OF CONTENTS

Shareholder Letter	1

Management's Discussion on Fund Performance	2

Fund Performance Overview

HealthSharesTM Cancer Exchange-Traded Fund	3

HealthSharesTM Diagnostics Exchange-Traded Fund	4

HealthSharesTM Drug Discovery Tools Exchange-Traded Fund	5

HealthSharesTM European Drugs Exchange-Traded Fund	6

Fees and Expenses	7

Portfolio of Investments

HealthSharesTM Cancer Exchange-Traded Fund	8

HealthSharesTM Diagnostics Exchange-Traded Fund	9

HealthSharesTM Drug Discovery Tools Exchange-Traded Fund	10

HealthSharesTM European Drugs Exchange-Traded Fund	11

Statements of Assets and Liabilities	12

Statements of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	16

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	25

Frequency Distribution of Discounts & Premiums (Unaudited)	26

Officers and Directors (Unaudited)	27

Additional Information	29

This Page is Intentionally Left Blank

TO OUR SHAREHOLDERS:

Since our last report, there have been significant changes to the HealthSharesTM suite of exchange traded funds ("ETFs").

On August 21, 2008, the Board of Directors (the "Board") of HealthSharesTM, Inc. (the "Company") approved the liquidation of 15 of the 19 HealthSharesTM ETFs, which shares traded on NYSE Arca, Inc. ("NYSE Arca"), effective September 30, 2008. The 15 ETFs were liquidated due to low asset levels. The remaining four ETFs were each restructured in an effort to make them have greater investor appeal. Also, the expense ratios were reduced and the underlying indices of the four ETFs were redesigned to hold more portfolio securities and with generally higher minimum capitalization requirements. This index methodology, as well as all index constituents, is posted on the Company's website: www.xsharesadvisors.com/healthshares.

Listed below are the four HealthSharesTM ETFs, which shares trade on NYSE Arca. The Table shows the index methodology changes in the increase in the number of constituent stocks in each underlying index, which became effective on October 21, 2008, as well as the reduced expense ratios that became effective on October 1, 2008.

HealthSharesTM ETFs*	New Exp Cap	Prior Exp Cap	New # of Stocks In Index	Prior # of Stocks In Index
HealthSharesTM Cancer (HHK)	0.60%	0.75%	32	22
HealthSharesTM Diagnostics (HHD)	0.60%	0.75%	35	22
HealthSharesTM Drug Discovery Tools (HHV)**	0.60%	0.75%	30	22
HealthSharesTM European Drugs (HRJ)	0.72%	0.95%	28	22

* As of 10/21/08

**Formerly, HealthSharesTM Enabling Technologies (HHV)

Despite their restructuring, the four HealthSharesTM ETFs continued not to attract significant market interest since their inception. Although we continue to believe in the fundamentals of the healthcare sector and are encouraged by the growth and innovation emanating from the middle market of the healthcare sector, achieving sufficient market interest in the ETFs under the current market conditions has proven difficult.

As a result, after careful consideration of the current market conditions and their future prospect for growth, the Board has determined that it is in the best interests of the Company and its shareholders to liquidate the four remaining ETFs effective December 31, 2008.

Sincerely,

William J. Kridel Jr.
Chairman, Chief Executive Officer and President
HealthSharesTM, Inc.

HealthSharesTM, Inc.

MANAGEMENT'S DISCUSSION ON FUND PERFORMANCE

We are pleased to provide this performance summary of the HealthSharesTM family of ETFs for the fiscal period ended September 30, 2008.

With worldwide markets in turmoil and financial rescue plans in the offing globally, evidence of a slowing economy continues. For the 12 months ended September 30, 2008, the S&P 500 Index was down 21.98%, the MSCI EAFE Index was down 30.50%, and the MSCI Emerging Markets Index was down 33.20%. Set against a declining market, the HealthSharesTM ETFs have performed as expected. The HealthSharesTM Cancer Index was up 9.12%, the HealthSharesTM Drug Discovery Tools Index was up 5.40%, the HealthSharesTM Diagnostics Index was down 12.51%, and the HealthSharesTM European Drugs Index was down 24.79%. In comparison, the S&P Health Care Sector was down 12.21%. For specific performance results, please refer to the Fund Performance Section on the following pages of this report. For more recent month-end performance data visit www.xsharesadvisors.com/healthshares.

The four HealthSharesTM ETFs currently trading provide focused exposure to small- and mid-cap companies in targeted segments of the healthcare sector. They are crafted to behave differently to each other as well as most other funds in the healthcare space. HealthSharesTM ETFs are designed for investors who want to take advantage—either long or short—of the different economic utilities within healthcare.

The S&P 500 is a broad-based index designed to measure the performance of the domestic economy as represented by 500 large capitalization stocks.

The S&P Health Care Sector Index is a market-capitalization weighted index comprised of companies in the S&P 500 Index classified as Healthcare companies by Global Industry Classification Standards (GICS).

THE MSCI EAFE is a free float-adjusted market capitalization broad-based index representing the largest stocks by market capitalization in 21 developed countries in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that measures equity market performance for 25 emerging markets.

PERFORMANCE SUMMARY

HealthSharesTM Cancer Exchange-Traded Fund (HHK)

The HealthSharesTM Cancer Exchange-Traded Fund, which commenced investment operations on March 12, 2007 and shares trade on NYSE Arca, Inc. ("NYSE Arca"), seeks to track the performance, before fees and expenses of the HealthSharesTM Cancer Index.

The HealthSharesTM Cancer Index holds U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies identified as "cancer" companies. For the purpose of this index, a cancer company is engaged in the research, clinical development and/or commercialization of therapeutic agents for the treatment of a wide variety of cancers. Companies in this index generally include those with substantial revenues and significant research and development programs.

The HealthSharesTM Cancer Index was up 28.24% from inception March 12, 2007, through September 30, 2008, and up 9.12% for the 12 months ended September 30, 2008. In comparison, the S&P Health Care Sector Index declined 7.20% and 12.21%, respectively, while the S&P 500 Index declined 14.48% and 21.98%, respectively, for the same periods.

Over the past year, biotechnology firms in the HealthSharesTM Cancer Index did particularly well, boosting overall index returns. Specifically, the index benefited from two large acquisitions: Millennium Pharmaceutical (4.5% of the Index) was acquired by Takeda Pharmaceutical, and APP Pharmaceuticals (7.8% of the Index) was acquired by Fresenius SE.

Performance as of 9/30/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Cancer Index	S&P Health Care Sector Index
1 Year	8.38%	5.88%	9.12%	-12.21%
Since Inception[1]	26.56%	24.52%	28.24%	-7.20%

1 Total Returns are calculated based on the commencement of trading, 3/12/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 is a broad-based index designed to measure the performance of the domestic economy as represented by 500 large capitalization stocks. The S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month may be obtained by visiting www.xsharesadvisors.com/healthshares. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated January 28, 2008 is estimated at 4.54%. Effective October 1, 2008, XShares Advisors LLC, the investment advisor to the Fund, agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.60% until January 31, 2009 (the "Expense Cap"). Prior to October 1, 2008, the Expense Cap was 0.75%.

Industry Breakdown 9/30/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHK as of 9/30/08

Based on Net Asset Value2

2 From commencement of trading, 3/12/07.

Top Ten Holdings[3] as of 9/30/08
Description	Shares	Market Value	% of Net Assets
Vertex Pharmaceuticals, Inc.	23,103	$767,945	7.94%
Nippon Kayaku Co. Ltd. (Japan)	125,690	742,313	7.67%
Myriad Genetics, Inc.	9,989	648,087	6.70%
Fresenius SE (Germany)	7,049	513,782	5.31%
NeuroSearch A/S (Denmark)	11,611	502,754	5.20%
Onyx Pharmaceuticals, Inc.	13,168	476,418	4.93%
United Therapeutics Corp.	4,526	475,999	4.92%
OSI Pharmaceuticals, Inc.	9,510	468,748	4.85%
Regeneron Pharmaceuticals, Inc.	21,245	463,778	4.79%
Cephalon, Inc.	5,982	463,545	4.79%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.xsharesadvisors.com/healthshares.

PERFORMANCE SUMMARY

HealthSharesTM Diagnostics Exchange-Traded Fund (HHD)

The HealthSharesTM Diagnostics Exchange-Traded Fund, which commenced investment operations on January 23, 2007 and shares trade on NYSE Arca, Inc. ("NYSE Arca"), seeks to track the performance, before fees and expenses, of the HealthSharesTM Diagnostics Index.

The HealthSharesTM Diagnostics Index holds U.S. and foreign equity securities of life science or biotechnology companies identified as "diagnostics" companies. For the purpose of this index, a diagnostics company identifies the existence and extent of a disease, the visual localization of a disease by way of imaging, the selection of therapeutic agents appropriate for the disease and the monitoring of disease progression/therapeutic efficacy.

The HealthSharesTM Diagnostics Index was up 13.69% from inception January 23, 2007, through September 30, 2008, and down 12.51% for the 12 months ended September 30, 2008. In comparison, the S&P Health Care Sector Index declined 9.21% and 12.21%, respectively, while the S&P 500 Index declined 15.50% and 21.98%, respectively, for the same periods.

Manufacturers of healthcare equipment and supplies, which represented the largest industry holdings in the fund, suffered losses during 2008. Varian Medical Systems, which was 5.7% of the Index, was the strongest contributor to overall returns due to the success of its radiation therapy technology. OraSure Technologies, a manufacturer of fluid specimen collection devices which was 2.9% of the Index, hurt the overall performance due to news of its potential product defects.

Performance as of 9/30/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Diagnostics Index	S&P Health Care Sector Index
1 Year	-13.61%	-16.38%	-12.51%	-12.21%
Since Inception[1]	11.54%	8.34%	13.69%	-9.21%

1 Total Returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 is a broad-based index designed to measure the performance of the domestic economy as represented by 500 large capitalization stocks. The S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month may be obtained by visiting www.xsharesadvisors.com/healthshares. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated January 28, 2008 is estimated at 3.23%. Effective October 1, 2008, XShares Advisors LLC, the investment advisor to the Fund, agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.60% until January 31, 2009 (the "Expense Cap"). Prior to October 1, 2008, the Expense Cap was 0.75%.

Industry Breakdown 9/30/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHD as of 9/30/08

Based on Net Asset Value2

2 From commencement of trading, 1/23/07.

Top Ten Holdings[3] as of 9/30/08
Description	Shares	Market Value	% of Net Assets
Mochida Pharmaceutical Co. Ltd. (Japan)	141,692	$1,445,415	7.4%
Immucor, Inc.	38,800	1,240,047	6.4%
Carl Zeiss Meditec AG (Germany)	83,441	1,188,463	6.1%
Meridian Bioscience, Inc.	39,341	1,142,463	5.9%
DiaSorin S.p.A. (Italy)	57,068	1,098,200	5.6%
Kyorin Co. Ltd. (Japan)	83,058	964,635	5.0%
Gen-Probe, Inc.	18,179	964,396	5.0%
Beckman Coulter, Inc.	13,069	927,768	4.8%
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	114,329	925,056	4.8%
Techne Corp.	12,599	908,640	4.7%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.xsharesadvisors.com/healthshares.

PERFORMANCE SUMMARY

HealthSharesTM Drug Discovery Tools Exchange-Traded Fund (HHV)

HealthSharesTM Drug Discovery Tools Exchange-Traded Fund, which commenced investment operations on January 23, 2007 and shares trade on NYSE Arca, Inc. ("NYSE Arca"), seeks to track the performance, before fees and expenses, of the HealthSharesTM Drug Discovery Tools Index.

The HealthSharesTM Drug Discovery Tools Index holds U.S. and foreign equity securities of healthcare, life sciences and/or biotechnology companies identified as "drug discovery tools" companies. For the purpose of this index, drug discovery tools companies provide technology products and/or services enabling and supporting the discovery, clinical development and/or manufacturing activities of pharmaceutical and biotechnology companies including, but not limited to, genomics, proteomics, and high throughput screening.

The HealthSharesTM Drug Discovery Tools Index was up 30.02% from inception January 23, 2007, through September 30, 2008, and up 5.40% for the 12 months ended September 30, 2008. In comparison, the S&P Health Care Sector Index declined 9.21% and 12.21%, respectively, while the S&P 500 Index declined 15.50% and 21.98%, respectively, for the same periods.

Over the past year, overweighting life science tools and services companies helped the fund's overall performance, while smaller investments in software and machinery companies proved unfortunate. Millennium Pharmaceutical, which was 4.3% of the Index, delivered the best performance after being acquired by Takeda Pharmaceutical.

Performance as of 9/30/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM Drug Discovery Tools Index	S&P Health Care Sector Index
1 Year	3.02%	2.81%	5.40%	-12.21%
Since Inception[1]	26.09%	25.80%	30.02%	-9.21%

1 Total Returns are calculated based on the commencement of trading, 1/23/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 is a broad-based index designed to measure the performance of the domestic economy as represented by 500 large capitalization stocks. The S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month may be obtained by visiting www.xsharesadvisors.com/healthshares. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated January 28, 2008 is estimated at 3.63%. Effective October 1, 2008, XShares Advisors LLC, the investment advisor to the Fund, agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.60% until January 31, 2009 (the "Expense Cap"). Prior to October 1, 2008, the Expense Cap was 0.75%.

Industry Breakdown 9/30/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HHV as of 9/30/08

Based on Net Asset Value2

2 From commencement of trading, 1/23/07.

Top Ten Holdings[3] as of 9/30/08
Description	Shares	Market Value	% of Net Assets
Illumina, Inc.	25,716	$1,042,268	11.13%
Myriad Genetics, Inc.	12,951	840,260	8.98%
Laboratory Corp. of America Holdings	11,049	767,906	8.20%
Sigma-Aldrich Corp.	12,951	678,892	7.25%
Vertex Pharmaceuticals, Inc.	19,887	661,044	7.06%
XenoPort, Inc.	9,535	462,353	4.94%
Hospira, Inc.	10,784	411,949	4.40%
Masimo Corp.	10,839	403,211	4.31%
Cephalon, Inc.	5,144	398,609	4.26%
Affymetrix, Inc.	48,080	372,139	3.98%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.xsharesadvisors.com/healthshares.

PERFORMANCE SUMMARY

HealthSharesTM European Drugs Exchange-Traded Fund (HRJ)

The HealthSharesTM European Drugs Exchange-Traded Fund, which commenced investment operations on April 3, 2007 and shares trade on NYSE Arca, Inc. ("NYSE Arca"), seeks to track the performance, before fees and expenses, of the HealthSharesTM European Drugs Index.

The HealthSharesTM European Drugs Index holds foreign equity securities of healthcare, life sciences and/or biotechnology companies that have been identified as "European drug" companies. For the purposes of this index, a European drug company is headquartered in Europe, quoted on at least one European stock exchange and is engaged in research, clinical development, manufacturing and/or commercialization of pharmaceutical products, small molecule/chemical moieties, biologics (proteins, peptides, oligoneucleotides and cell/gene therapies) and vaccines in all therapeutic categories primarily intended for humans.

The HealthSharesTM European Drugs Index was down 20.38% from inception April 3, 2007, through September 30, 2008, and down 24.79% for the 12 months ended September 30, 2008. In comparison, the S&P Health Care Sector Index declined 9.03% and 12.21%, respectively, while the S&P 500 Index declined 16.41% and 21.98%, respectively, for the same periods.

The fund's performance was dominated by declines in its European pharmaceutical and biotech stocks. U.S. investors also suffered from the dollar strengthening against the Euro. Speedel Holding, which was 4.8% of the index, had the best performance and Omega Pharma, which was 3.9% of the index, delivered the worst performance.

Performance as of 9/30/08

Total Return
	Net Asset Value	Market Price	HealthSharesTM European Drugs Index	S&P Health Care Sector Index
1 Year	-25.71%	-27.36%	-24.79%	-12.21%
Since Inception[1]	-22.50%	-23.43%	-20.38%	-9.03%

1 Total Returns are calculated based on the commencement of trading, 4/3/07.

The preceding performance chart is provided for comparative purposes and represents the periods noted. The Fund's net asset value per share ("NAV") is calculated by dividing the value of the Fund's total assets less total liabilities by the number of shares outstanding. The market price return is based on the change in the market price on NYSE Arca of a share of the Fund during the respective periods noted. The price used to calculate market price returns is the mid-point of the bid/ask spread for Fund shares at 4 p.m. Eastern Time on NYSE Arca. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. The S&P 500 is a broad-based index designed to measure the performance of the domestic economy as represented by 500 large capitalization stocks. The S&P Health Care Sector Index is a market capitalization-weighted index comprised of companies in the S&P 500 Index classified as Health Care companies by Global Industry Classification Standards (GICS).

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund's performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Total returns for a period less than one year have not been annualized.

Performance quoted represents past performance and does not guarantee future results. Current performance may be higher or lower than the performance quoted. Performance data current to the most recent month may be obtained by visiting www.xsharesadvisors.com/healthshares. Investment in the Fund poses investment risk including possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The gross expense ratio as disclosed in the most recent prospectus dated January 28, 2008 is estimated at 4.83%. Effective October 1, 2008, XShares Advisors LLC, the investment advisor to the Fund, has agreed to cap its fees and/or pay certain fund expenses in order to limit Fund net annual operating expenses to 0.72% until January 31, 2009 (the "Expense Cap"). Prior to October 1, 2008, the Expense Cap was 0.95%.

Industry Breakdown 9/30/08*

*Industry weightings are expressed as a percentage of total investments and may change over time.

The industry classifications used above are based on company classifications under Global Industry Classification Standards (GICS). These classifications may be different from the classification of the company within the Underlying HealthShares Indexes, which classifications are determined in accordance with the Index Methodology as described in the Fund's prospectus.

Growth of a $10,000 Investment in HRJ as of 9/30/08

Based on Net Asset Value2

2 From commencement of trading, 4/3/07.

Top Ten Holdings[3] as of 9/30/08
Description	Shares	Market Value	% of Net Assets
Genmab A/S (Denmark)	3,856	$217,780	11.36%
Schwatz Pharma AG (Germany)	854	134,111	7.00%
UCB SA (Belgium)	3,366	117,681	6.14%
Merck KGaA (Germany)	1,096	116,078	6.06%
Galenica AG (Switzerland)	288	102,229	5.33%
Actelion Ltd. (Switzerland)	1,915	97,522	5.09%
Meda AB, Class A (Sweden)	9,713	92,634	4.83%
Grifols SA (Spain)	3,504	88,594	4.62%
Novozymes A/S, Class B (Denmark)	1,005	87,979	4.59%
Alk-Abello A/S (Denmark)	814	84,131	4.39%

3 Holdings are subject to change without notice and there is no guarantee that the Fund will remain invested in any particular company. For a complete list of holdings go to www.xsharesadvisors.com/healthshares.

HealthSharesTM, Inc.

FEES AND EXPENSES (UNAUDITED)

As a shareholder of one or more of the various HealthSharesTM Funds (each, a "Fund"), you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended September 30, 2008.

ACTUAL EXPENSES

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses (which is not the Funds' actual return.) The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Annualized Expense Ratio(1) Based on the Six-Month Period	Expenses Paid During the Six-Month Period(2)
HealthSharesTM Cancer Exchange-Traded Fund
Actual	$1,000.00	$1,130.53	0.75%	$3.99
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79
HealthSharesTM Diagnostics Exchange-Traded Fund
Actual	$1,000.00	$958.63	0.75%	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79
HealthSharesTM Drug Discovery Tools Exchange-Traded Fund
Actual	$1,000.00	$1,047.72	0.75%	$3.84
Hypothetical (5% return before expenses)	$1,000.00	$1,021.25	0.75%	$3.79
HealthSharesTM European Drugs Exchange-Traded Fund
Actual	$1,000.00	$887.70	0.97%	$4.58
Hypothetical (5% return before expenses)	$1,000.00	$1,020.15	0.97%	$4.90

(1) XShares Advisors LLC (the "Advisor") has contractually agreed to reduce its advisory fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of each Fund to 0.75% per annum (0.95% per annum for European Drugs ETF) of each Fund's average net assets (the "Expense Cap"). On October 1, 2008, the Advisor reduced the expense cap to 0.60% per annum (0.72% per annum for European Drugs ETF). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap.

(2) Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period April 1, 2008 to September 30, 2008. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value for the period; then multiplying the result by 183 days and then dividing the result by 366.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND

September 30, 2008

	Shares	Market Value
COMMON STOCKS—99.6%
BIOTECHNOLOGY—62.8%
Abraxis BioScience, Inc.*	4,869	$335,766
Cephalon, Inc.*	5,982	463,545
Cougar Biotechnology, Inc.*	12,021	401,381
Genmab A/S (Denmark)*	5,241	296,001
Isis Pharmaceuticals, Inc.*	25,830	436,269
Myriad Genetics, Inc.*	9,989	648,087
NeuroSearch A/S (Denmark)*	11,611	502,754
Onyx Pharmaceuticals, Inc.*	13,168	476,418
OSI Pharmaceuticals, Inc.*	9,510	468,748
PDL BioPharma, Inc.	36,812	342,720
Regeneron Pharmaceuticals, Inc.*	21,245	463,778
United Therapeutics Corp.*	4,526	475,999
Vertex Pharmaceuticals, Inc.*	23,103	767,945
Total Biotechnology		6,079,411
CHEMICALS—7.7%
Nippon Kayaku Co. Ltd. (Japan)	125,690	742,313
FOOD PRODUCTS—3.9%
Yakult Honsha Co. Ltd. (Japan)	12,417	382,457
HEALTH CARE EQUIPMENT & SUPPLIES—8.7%
Fresenius SE (Germany)	7,049	513,782
Hospira, Inc.*	8,493	324,433
Total Health Care Equipment & Supplies		838,215
PHARMACEUTICALS—16.5%
Dr. Reddy's Laboratories Ltd. ADR (India)	20,562	229,266
Eisai Co. Ltd. (Japan)	10,642	409,982
Ipsen SA (France)	5,951	266,153
Kyowa Hakko Kogyo Co. Ltd. (Japan)	41,332	425,915
Merck KGaA (Germany)	2,474	262,023
Total Pharmaceuticals		1,593,339
Total Investments—99.6% (Cost $9,501,174)		$9,635,735
Other assets less liabilities—0.4%		36,933
Net Assets—100.0%		$9,672,668

ADR - American Depositary Receipt.

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2008

	Market Value	% of Net Assets
United States	$5,605,089	57.9%
Japan	1,960,667	20.3
Denmark	798,755	8.3
Germany	775,805	8.0
France	266,153	2.7
India	229,266	2.4
Total Investments	9,635,735	99.6
Other assets less liabilities	36,933	0.4
Net Assets	$9,672,668	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND

September 30, 2008

	Shares	Market Value
COMMON STOCKS—100.4%
BIOTECHNOLOGY—5.4%
Cepheid, Inc.*	24,926	$344,727
Grifols SA (Spain)	27,815	703,266
Total Biotechnology		1,047,993
HEALTH CARE EQUIPMENT & SUPPLIES—52.1%
Analogic Corp.	11,001	547,410
Beckman Coulter, Inc.	13,069	927,768
bioMerieux (France)	8,302	712,745
Carl Zeiss Meditec AG (Germany)	83,441	1,188,463
DiaSorin S.p.A. (Italy)	57,068	1,098,200
Gen-Probe, Inc.*	18,179	964,396
Hologic, Inc.*	30,813	595,615
Immucor, Inc.*	38,800	1,240,047
Inverness Medical Innovations, Inc.*	28,720	861,600
Meridian Bioscience, Inc.	39,341	1,142,463
ResMed, Inc.*	20,136	865,848
Total Health Care Equipment & Supplies		10,144,555
HEALTH CARE PROVIDERS & SERVICES—4.0%
Laboratory Corp. of America Holdings*	11,239	781,111
LIFE SCIENCES TOOLS & SERVICES—8.8%
Bruker Corp.*	60,165	801,999
Techne Corp.*	12,599	908,640
Total Life Sciences Tools & Services		1,710,639
PHARMACEUTICALS—30.1%
Dainippon Sumitomo Pharma Co. Ltd. (Japan)	114,329	925,056
Kyorin Co. Ltd. (Japan)	83,058	964,635
Kyowa Hakko Kogyo Co. Ltd. (Japan)	85,413	880,157
Mochida Pharmaceutical Co. Ltd. (Japan)	141,692	1,445,415
Orion Oyj, Class A (Finland)	46,535	797,458
Shionogi & Co. Ltd. (Japan)	41,961	839,892
Total Pharmaceuticals		5,852,613
Total Investments—100.4% (Cost $21,630,826)		$19,536,911
Liabilities in excess of other assets—(0.4%)		(84,907)
Net Assets—100.0%		$19,452,004

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2008

	Market Value	% of Net Assets
United States	$9,981,624	51.3%
Japan	5,055,155	26.0
Germany	1,188,463	6.1
Italy	1,098,200	5.6
Finland	797,458	4.1
France	712,745	3.7
Spain	703,266	3.6
Total Investments	19,536,911	100.4
Liabilities in excess of other assets	(84,907)	(0.4)
Net Assets	$19,452,004	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM DRUG DISCOVERY TOOLS EXCHANGE-TRADED FUND

September 30, 2008

	Shares	Market Value
COMMON STOCKS—99.8%
BIOTECHNOLOGY—34.7%
Abraxis BioScience, Inc.*	3,742	$258,048
Alkermes, Inc.*	19,235	255,826
Arena Pharmaceuticals, Inc.*	49,627	248,135
Cephalon, Inc.*	5,144	398,609
Emergent Biosolutions, Inc.*	18,337	240,031
Halozyme Therapeutics, Inc.*	46,915	344,356
Myriad Genetics, Inc.*	12,951	840,260
Vertex Pharmaceuticals, Inc.*	19,887	661,044
Total Biotechnology		3,246,309
CHEMICALS—13.9%
Balchem Corp.	11,257	300,224
Ferro Corp.	16,224	326,102
Sigma-Aldrich Corp.	12,951	678,892
Total Chemicals		1,305,218
HEALTH CARE EQUIPMENT & SUPPLIES—8.7%
Hospira, Inc.*	10,784	411,949
Masimo Corp.*	10,839	403,211
Total Health Care Equipment & Supplies		815,160
HEALTH CARE PROVIDERS & SERVICES—8.2%
Laboratory Corp. of America Holdings*	11,049	767,906
LIFE SCIENCES TOOLS & SERVICES—22.4%
Affymetrix, Inc.*	48,080	372,139
Exelixis, Inc.*	54,736	332,795
Illumina, Inc.*	25,716	1,042,268
Invitrogen Corp.*	9,122	344,812
Total Life Sciences Tools & Services		2,092,014
PHARMACEUTICALS—11.9%
Biodel, Inc.*	50,607	169,533
Endo Pharmaceuticals Holdings, Inc.*	11,553	231,060
Watson Pharmaceuticals, Inc.*	8,972	255,702
XenoPort, Inc.*	9,535	462,353
Total Pharmaceuticals		1,118,648
Total Investments—99.8% (Cost $9,656,255)		$9,345,255
Other assets less liabilities—0.2%		16,040
Net Assets—100.0%		$9,361,295

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2008

	Market Value	% of Net Assets
United States	$9,345,255	99.8%
Total Investments	9,345,255	99.8
Other assets less liabilities	16,040	0.2
Net Assets	$9,361,295	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

PORTFOLIO OF INVESTMENTS

HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND

September 30, 2008

	Shares	Market Value
COMMON STOCKS—99.6%
BIOTECHNOLOGY—26.3%
Actelion Ltd. (Switzerland)*	1,915	$97,522
Basilea Pharmaceutica AG (Switzerland)*	372	54,742
Genmab A/S (Denmark)*	3,856	217,780
Grifols SA (Spain)	3,504	88,594
Intercell AG (Austria)*	1,427	46,302
Total Biotechnology		504,940
CHEMICALS—4.6%
Novozymes A/S, Class B (Denmark)	1,005	87,979
HEALTH CARE EQUIPMENT & SUPPLIES—3.5%
Omega Pharma SA (Belgium)	1,568	66,405
HEALTH CARE PROVIDER & SERVICES—5.3%
Galenica AG (Switzerland)	288	102,229
PHARMACEUTICALS—59.9%
Alk-Abello A/S (Denmark)	814	84,131
FAES FARMA SA (Spain)	9,782	73,511
H. Lundbeck A/S (Denmark)	3,907	73,737
Hikma Pharmaceuticals PLC (United Kingdom)	7,043	50,247
Ipsen SA (France)	1,103	49,331
Laboratorios Almirall SA (Spain)	5,562	50,939
Meda AB, Class A (Sweden)	9,713	92,634
Merck KGaA (Germany)	1,096	116,078
Pronova BioPharma AS (Norway)*	25,600	83,135
Recordati S.p.A. (Italy)	12,249	74,844
Richter Gedeon Nyrt. (Hungary)	417	75,417
Schwarz Pharma AG (Germany)	854	134,111
Stallergenes (France)	1,156	72,031
UCB SA (Belgium)	3,366	117,681
Total Pharmaceuticals		1,147,827
Total Investments—99.6% (Cost $2,241,316)		$1,909,380
Other assets less liabilities—0.4%		7,105
Net Assets—100.0%		$1,916,485

* Non-income producing security.

COUNTRY BREAKDOWN AS OF SEPTEMBER 30, 2008

	Market Value	% of Net Assets
Denmark	$463,627	24.2%
Switzerland	254,493	13.3
Germany	250,189	13.1
Spain	213,044	11.1
Belgium	184,086	9.6
France	121,362	6.3
Sweden	92,634	4.8
Norway	83,135	4.4
Hungary	75,417	3.9
Italy	74,844	3.9
United Kingdom	50,247	2.6
Austria	46,302	2.4
Total Investments	1,909,380	99.6
Other assets less liabilities	7,105	0.4
Net Assets	$1,916,485	100.0%

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2008

	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM DRUG DISCOVERY TOOLS EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND
ASSETS:
Investments at value	$9,635,735	$19,536,911	$9,345,255	$1,909,380
Foreign currency at value	13,684	2,504,835	—	11,632
Cash	35,888	595,004	39,453	26,379
Receivables:
From investment advisor	39,198	42,703	38,098	13,446
Dividends	11,234	38,489	—	258
Foreign tax reclaims	718	—	—	1,499
Total Assets	9,736,457	22,717,942	9,422,806	1,962,594
LIABILITIES:
Payables:
Investment securities purchased	—	3,168,107	—	—
Investment advisory fees	6,079	13,629	6,014	1,637
Accrued expenses and other liabilities	57,710	84,202	55,497	44,472
Total Liabilities	63,789	3,265,938	61,511	46,109
NET ASSETS	$9,672,668	$19,452,004	$9,361,295	$1,916,485
NET ASSETS CONSIST OF:
Paid-in capital	$9,224,158	$22,829,001	$10,098,607	$2,528,380
Undistributed net investment income	146,818	—	—	—
Accumulated net realized gain/(loss) on investments and foreign currency transactions	167,728	(1,259,717)	(426,312)	(279,169)
Net unrealized appreciation/(depreciation) on investments and foreign currency transactions	133,964	(2,117,280)	(311,000)	(332,726)
Net Assets	$9,672,668	$19,452,004	$9,361,295	$1,916,485
NET ASSETS VALUE, per Common Share (par value $0.0001 per Common Share)	$32.22	$27.78	$31.18	$19.13
Number of Common Shares outstanding (50 billion Common Shares have been authorized for HealthSharesTM, Inc.)	300,200	700,200	300,200	100,200
Investments at cost	$9,501,174	$21,630,826	$9,656,255	$2,241,316
Foreign currency at cost	$14,245	$2,526,721	$—	$12,331

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2008

	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND	HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND	HEALTHSHARESTM DRUG DISCOVERY TOOLS EXCHANGE-TRADED FUND	HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND
INVESTMENT INCOME:
Dividends	$194,983	$119,826	$20,572	$19,264
Foreign withholding taxes	(4,035)	(1,208)	—	(3,472)
Total investment income	190,948	118,618	20,572	15,792
EXPENSES:
Advisory fees	58,951	278,008	62,875	21,689
Professional fees	55,260	138,251	57,043	35,622
Compliance	29,672	104,061	28,689	7,097
Directors	28,417	173,677	44,201	4,531
Listing fees	13,340	7,457	7,457	13,096
Printing	13,260	61,114	17,728	594
Other expenses	4,820	10,895	4,991	3,503
Total expenses	203,720	773,463	222,984	86,132
Less fees waived:
Advisory	(58,951)	(278,008)	(62,875)	(21,689)
Other fees assumed by the Advisor	(85,208)	(216,837)	(96,623)	(42,144)
Net expenses	59,561	278,618	63,486	22,299
NET INVESTMENT INCOME/(LOSS)	131,387	(160,000)	(42,914)	(6,507)
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	170,906	(1,113,536)	(404,714)	(279,124)
In-kind redemptions	—	847,352	1,511,517	—
Foreign currency transactions	15,431	30,709	—	642
Net realized gain/(loss)	186,337	(235,475)	1,106,803	(278,482)
Net change in unrealized appreciation/ (depreciation) on:
Investments	(324,991)	(5,838,889)	(1,184,924)	(387,814)
Foreign currency transactions	(636)	(23,538)	—	(273)
Net change in unrealized appreciation/ (depreciation)	(325,627)	(5,862,427)	(1,184,924)	(388,087)
Net realized and unrealized loss	(139,290)	(6,097,902)	(78,121)	(666,569)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(7,903)	$(6,257,902)	$(121,035)	$(673,076)

See Notes to Financial Statements.

HealthSharesTM, Inc.

STATEMENTS OF CHANGES IN NET ASSETS

	HEALTHSHARESTM CANCER EXCHANGE-TRADED FUND		HEALTHSHARESTM DIAGNOSTICS EXCHANGE-TRADED FUND
	For the Year Ended September 30, 2008	For the Period March 12, 2007* through September 30, 2007	For the Year Ended September 30, 2008	For the Period January 23, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$131,387	$(10,788)	$(160,000)	$(37,239)
Net realized gain/(loss) on investments and foreign currency transactions	186,337	8,117	(235,475)	371,008
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(325,627)	459,591	(5,862,427)	3,745,147
Net increase/(decrease) in net assets resulting from operations	(7,903)	456,920	(6,257,902)	4,078,916
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains	(507)	—	(740,163)	—
Total distributions to shareholders	(507)	—	(740,163)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	6,702,223	2,521,935	20,286,480	28,586,602
Value of shares repurchased	—	—	(26,501,929)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	6,702,223	2,521,935	(6,215,449)	28,586,602
Net increase/(decrease) in net assets	6,693,813	2,978,855	(13,213,514)	32,665,518
NET ASSETS:
Beginning of Period	2,978,855	—	32,665,518	—
End of Period	$9,672,668	$2,978,855	$19,452,004	$32,665,518
Undistributed net investment income/ (loss) at end of period	$146,818	$—	$—	$(457)
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	1,000,200	—
Shares sold	200,000	100,200	600,000	1,000,200
Shares repurchased	—	—	(900,000)	—
Shares outstanding, end of period	300,200	100,200	700,200	1,000,200

* Commencement of Investment Operations.

See Notes to Financial Statements.

	HEALTHSHARESTM DRUG DISCOVERY TOOLS EXCHANGE-TRADED FUND		HEALTHSHARESTM EUROPEAN DRUGS EXCHANGE-TRADED FUND
	For the Year Ended September 30, 2008	For the Period January 23, 2007* through September 30, 2007	For the Year Ended September 30, 2008	For the Period April 3, 2007* through September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(42,914)	$172,965	$(6,507)	$(3,285)
Net realized gain/(loss) on investments and foreign currency transactions	1,106,803	421,069	(278,482)	81,955
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(1,184,924)	873,924	(388,087)	55,361
Net increase/(decrease) in net assets resulting from operations	(121,035)	1,467,958	(673,076)	134,031
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(172,966)	—	—	—
Net realized gains	(139,290)	—	(78,715)	—
Total distributions to shareholders	(312,256)	—	(78,715)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	9,386,043	10,716,475	—	2,534,245
Value of shares repurchased	(8,977,903)	(2,797,987)	—	—
Net increase/(decrease) in net assets resulting from shareholder transactions	408,140	7,918,488	—	2,534,245
Net increase/(decrease) in net assets	(25,151)	9,386,446	(751,791)	2,668,276
NET ASSETS:
Beginning of Period	9,386,446	—	2,668,276	—
End of Period	$9,361,295	$9,386,446	$1,916,485	$2,668,276
Undistributed net investment income/ (loss) at end of period	$—	$172,965	$—	$—
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	300,200	—	100,200	—
Shares sold	300,000	400,200	—	100,200
Shares repurchased	(300,000)	(100,000)	—	—
Shares outstanding, end of period	300,200	300,200	100,200	100,200

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS

HealthSharesTM Cancer Exchange-Traded Fund For a Share outstanding throughout each period	For the Year Ended September 30, 2008		For the Period March 12, 2007* through September 30, 2007
Net Asset Value, beginning of period	$29.73		$25.46
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.52		(0.11)
Net realized and unrealized gain on investments**	1.97		4.38
Total from investment operations	2.49		4.27
Distributions paid to shareholders from:
Net realized capital gains	(0.00	)(a)	—
Total distributions	—		—
Net Asset Value, end of period	$32.22		$29.73
Total Return***	8.38%		16.77%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$9,673		$2,979
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%		0.78%
Expenses, prior to expense reimbursements+	2.59%		4.54%
Net investment income/(loss)+	1.67%		(0.70)%
Portfolio turnover rate++	117%		50%
HealthSharesTM Diagnostics Exchange-Traded Fund	For the Year Ended September 30, 2008		For the Period January 23, 2007* through September 30, 2007
Net Asset Value, beginning of period	$32.66		$25.29
Income/(loss) from Investment Operations:
Net investment loss**	(0.14)		(0.09)
Net realized and unrealized gain/(loss) on investments**	(4.28)		7.46
Total from investment operations	(4.42)		7.37
Distributions paid to shareholders from:
Net realized capital gains	(0.46)		—
Total distributions	(0.46)		—
Net Asset Value, end of period	$27.78		$32.66
Total Return***	(13.61)%		29.10%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$19,452		$32,666
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.75%		0.76%
Expenses, prior to expense reimbursements+	2.09%		3.23%
Net investment loss+	(0.43)%		(0.55)%
Portfolio turnover rate++	111%		35%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

  ***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

  (a)  Amount distributed was $0.002 per share.

See Notes to Financial Statements.

HealthSharesTM, Inc.

FINANCIAL HIGHLIGHTS (CONTINUED)

HealthSharesTM Drug Discovery Tools Exchange-Traded Fund	For the Year Ended September 30, 2008	For the Period January 23, 2007* through September 30, 2007
Net Asset Value, beginning of period	$31.27	$25.55
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.16)	0.65
Net realized and unrealized gain on investments**	1.11	5.07
Total from investment operations	0.95	5.72
Distributions paid to shareholders from:
Net investment income	(0.58)	—
Net realized capital gains	(0.46)	—
Total distributions	(1.04)	—
Net Asset Value, end of period	$31.18	$31.27
Total Return***	3.02%	22.39%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$9,361	$9,386
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.76%
Expenses, prior to expense reimbursements+	2.66%	3.63%
Net investment income/(loss)+	(0.51)%	3.43%
Portfolio turnover rate++	156%	18%
HealthSharesTM European Drugs Exchange-Traded Fund	For the Year Ended September 30, 2008	For the Period April 3, 2007* through September 30, 2007
Net Asset Value, beginning of period	$26.63	$25.53
Income/(loss) from Investment Operations:
Net investment loss**	(0.07)	(0.03)
Net realized and unrealized gain/(loss) on investments**	(6.64)	1.13
Total from investment operations	(6.71)	1.10
Distributions paid to shareholders from:
Net realized capital gains	(0.79)	—
Total distributions	(0.79)	—
Net Asset Value, end of period	$19.13	$26.63
Total Return***	(25.71)%	4.31%
Ratios/Supplemental Data:
Net Assets, end of period (in 000's)	$1,916	$2,668
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.98%	0.99%
Expenses, prior to expense reimbursements+	3.77%	4.97%
Net investment loss+	(0.29)%	(0.25)%
Portfolio turnover rate++	138%	40%

  *  Commencement of Investment Operations.

  **  Based on average shares outstanding.

***  Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividend distributions at Net Asset Value during the period, and redemption at Net Asset Value on the last day of the period. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

  +  Annualized.

  ++  Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

HealthSharesTM, Inc. (the "Company") was organized as a Maryland Corporation on February 8, 2006 and is registered under the Investment Company Act of 1940, as amended (the "Act").

As of September 30, 2008, the following four (4) series of exchange-traded funds ("ETF") (each a "Fund" and collectively, the "Funds" or "HealthSharesTM Exchange-Traded Funds") were in operation and trading:

HealthSharesTM Cancer Exchange-Traded Fund	"Cancer ETF"

HealthSharesTM Diagnostics Exchange-Traded Fund	"Diagnostics ETF"

HealthSharesTM Drug Discovery Tools Exchange-Traded Fund	"Drug Discovery Tools ETF"

HealthSharesTM European Drugs Exchange-Traded Fund	"European Drugs ETF"

On August 21, 2008, the name of HealthSharesTM Drug Discovery Tools Exchange-Traded Fund was changed from HealthSharesTM Enabling Technologies Exchange-Traded Fund.

On August 21, 2008, the Board of Directors of the Company approved the liquidation of the following fifteen (15) series of ETFs effective September 30, 2008:

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund

HealthSharesTM Cardio Devices Exchange-Traded Fund

HealthSharesTM Cardiology Exchange-Traded Fund

HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund

HealthSharesTM Emerging Cancer Exchange-Traded Fund

HealthSharesTM European Medical Products and Devices Exchange-Traded Fund

HealthSharesTM GI/Gender Health Exchange-Traded Fund

HealthSharesTM Infectious Disease Exchange-Traded Fund

HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund

HealthSharesTM Neuroscience Exchange-Traded Fund

HealthSharesTM Ophthalmology Exchange-Traded Fund

HealthSharesTM Orthopedic Repair Exchange-Traded Fund

HealthSharesTM Patient Care Services Exchange-Traded Fund

HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund

HealthSharesTM Composite Exchange-Traded Fund

The accompanying financial statements relate only to the Cancer ETF, Diagnostics ETF, Drug Discovery Tools ETF and the European Drugs ETF. On November 26, 2008, the Board of Directors of the Company announced that it had determined to liquidate these Funds (see Note 10).

XShares Advisors LLC (the "Advisor") serves as investment advisor to the Funds and has overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds' Board of Directors.

Each Fund offers shares, known as HealthSharesTM, that are listed and traded on NYSE Arca, Inc. ("NYSE Arca"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value, only in large specified lots, consisting of 100,000 shares, each called a "Creation Unit." Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. A minimum transaction fee of $500 per Creation Unit is charged to those persons creating or redeeming Creation Units. The investment objective of each Fund is to track the performance, before fees and expenses, of a particular benchmark index (the "Underlying Index"). The Advisor's parent company, XShares Group, Inc. ("XShares Group"), is the creator of each Underlying Index. Each of the Underlying Indexes seeks to measure performance of publicly-listed healthcare, life sciences and biotechnology companies involved in the research, clinical development and/or commercialization of therapeutic agents and medical devices for the treatment of certain diseases or medical conditions.

The underlying indexes for the HealthSharesTM Exchange-Traded Funds are:

Fund  Index

Cancer ETF	Cancer Index

Diagnostics ETF	Diagnostics Index

Drug Discovery Tools ETF	Drug Discovery Tools Index

European Drugs ETF	European Drugs Index

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A.  Security Valuation The net asset value, or NAV, of each Fund's shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. When calculating the NAV of the Funds' shares, stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund's cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

B.  Fair Value When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by a committee (the "Pricing Committee") according to the procedures adopted by Mellon Capital Management Corporation ("MCM"), formerly BNY Investment Advisors. MCM was delegated by the Board of Directors to perform this function. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

C.  Securities Transactions Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method. Corporate actions (including cash dividends) are recorded on the ex-date.

D.  Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E.  Expenses/Reimbursements Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund licenses its underlying index and related trademark from the Advisor pursuant to a no-fee license. Expenses related to the initial organization, registration and offering of the Funds are borne by the Advisor.

F.  Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

G.  Dividends and Distributions to Shareholders It is each Fund's policy to comply with all requirements of the Internal Revenue Code of 1986, as amended ("the Code"). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company ("RIC") under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

H.  Taxes On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and there is no impact in the financial statements for the year ended September 30, 2008.

Each of the funds' federal tax returns for the prior fiscal year remains subject to examination by the Internal Revenue Service. It is the funds' policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and other expense, respectively. No such charges were recorded in the financial statements.

I.  Risk of Concentration The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries. Each Fund is subject to sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market. Because each Fund invests all, or substantially all, of its assets in the healthcare, life sciences and biotechnology sectors, it is subject to the risks associated with investing in those sectors. Companies in the healthcare industry are, generally, subject to significant governmental regulation and are required to obtain government approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.

J.  Short Term Investments Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

K.  Security Lending Each Fund may lend portfolio securities to certain qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Investment Advisory Agreement has an initial term of two years and may be continued in effect annually thereafter if such continuance is approved by (i) the Board of Directors, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund provided that in either case the continuance is also approved by a majority of the Board of Directors, by a vote cast in person at a meeting called for the purpose of voting on such a continuance. The Advisory Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days' written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Board of Directors (including a majority of the Disinterested Directors), or by the Advisor on 60 days' written notice, and will terminate automatically in the event of its assignment.

Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, the Transfer Agent, the Administrator, the Accounting Agent and the Custodian ("Covered Expenses"). Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds' compliance program, litigation expenses, fees and expenses of the Funds' independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.75% per annum (except for European Drugs ETF, which pays a fee of 0.95% per annum) of each Fund's average daily net assets. The fee is accrued daily and paid monthly in arrears.

Effective October 1, 2008, the Advisor has contractually agreed to reduce its advisory fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of each Fund to 0.60% per annum (0.72% per annum for European Drugs ETF) of each Fund's average net assets (the "Expense Cap"). Prior to October 1, 2008, the Expense Cap for shares of each Fund was 0.75% per annum (0.95% per annum for European Drugs ETF). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap for that Fund.

For the year ended September 30, 2008, the "Outside the Cap" expenses on taxes were as follows:

"Outside the Cap" Expenses % of Average Net Assets
Cancer ETF	0.01%
Diagnostics ETF	0.00%
Drug Discovery Tools ETF	0.01%
European Drugs ETF	0.03%

The amounts subject to reimbursement to the Advisor at September 30, 2008 are as follows:

	Reimbursements available through:
	9/30/2008	9/30/2009	9/30/2010
Cancer ETF	$202,293	$202,293	$144,159
Diagnostics ETF	663,461	663,461	494,846
Drug Discovery Tools ETF	304,153	304,153	159,500
European Drugs ETF	115,841	115,841	63,832

For the year ended September 30, 2008, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fee Waiver	Expenses Assumed by the Advisor
Cancer ETF	$58,951	$85,208
Diagnostics ETF	278,008	216,837
Drug Discovery Tools ETF	62,875	96,623
European Drugs ETF	21,689	42,144

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MCM (the "Sub-Advisor"), which is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds' Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Advisor from time to time. The Advisor is responsible for payment of the Sub-Advisory fee.

The Bank of New York Mellon ("BNY"), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund. As compensation for its services, BNY receives a fee that is a percentage of each Fund's average daily net assets. This fee is a Covered Expense as defined above.

ALPS Distributors, Inc. (the "Distributor") serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Company will pay each director who is not an officer or employee of the Advisor or any of its affiliates an annual fee of $100,000. The Company reimburses each Director for costs and expenses associated with their performance of their duties hereunder, including the costs and expenses associated with attendance of meetings of the Board.

4. FEDERAL INCOME TAXES

At September 30, 2008, the components of accumulated earnings/loss on tax-basis were as follows:

	Accumulated Earnings	Net Accumulated Capital and other Gains/Losses	Unrealized Appreciation/ Depreciation on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Unrealized Depreciation on Currency	Total Accumulated Earnings/Loss
Cancer ETF	$248,397	$86,833	$113,877	$913,029	$(799,152)	$(597)	$448,510
Diagnostics ETF	457	—	(2,096,245)	274,727	(2,370,972)	(23,365)	(2,119,153)
Drug Discovery Tools ETF	—	—	(311,973)	238,476	(550,449)	—	(311,973)
European Drugs ETF	—	—	(339,606)	2,836	(342,442)	(790)	(340,396)

At September 30, 2008, the cost of investments for Federal income tax purposes was as follows:

Cost
Cancer ETF	$9,521,858
Diagnostics ETF	21,633,156
Drug Discovery Tools ETF	9,657,228
European Drugs ETF	2,248,986

Distributions to Shareholders

The tax character of distributions paid during the year ended September 30, 2008 was as follows:

	Distributions paid from Ordinary Income	Distributions paid from Return of Capital
Cancer ETF	$507	$—
Diagnostics ETF	677,379	62,784
Drug Discovery Tools ETF	312,256	—
European Drugs ETF	78,715	—

There were no distributions paid during the period ended September 30, 2007.

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. Capital losses can be carried forward for a period of eight years.

During the year ended September 30, 2008, the following funds incurred and elected to defer net capital losses as follows:

	Post-October Losses on Capital	Post-October Losses on Currency
Cancer ETF	$—	$—
Diagnostics ETF	1,257,844	—
Drug Discovery Tools ETF	425,339	—
European Drugs ETF	271,499	—

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the year ended September 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/ (Accumulated Losses)	Paid in Capital
Cancer ETF	$15,431	$(15,431)	$—
Diagnostics ETF	160,457	(618,305)	457,848
Drug Discovery Tools ETF	42,915	(1,499,739)	1,456,824
European Drugs ETF	6,507	(642)	(5,865)

5. INVESTMENT PORTFOLIO TRANSACTIONS

For the year ended September 30, 2008, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Cancer ETF	$9,289,079	$9,194,570
Diagnostics ETF	39,437,564	40,044,106
Drug Discovery Tools ETF	12,837,369	12,991,079
European Drugs ETF	3,135,762	3,210,891

For the year ended September 30, 2008, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Cancer ETF	$6,726,197	$—
Diagnostics ETF	20,307,791	26,586,841
Drug Discovery Tools ETF	9,415,934	8,993,010

6. CAPITAL SHARE TRANSACTIONS

As of September 30, 2008, there were 50 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund's underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

HealthSharesTM, Inc.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company's maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8. NEW ACCOUNTING PRONOUNCEMENT

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund's financial statements.

9. DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a Distribution and Service Plan (the "Rule 12b-1 Plan") pursuant to which each Fund may pay financial intermediaries a fee of up to 0.25% of its average daily net assets for distribution and other services provided by that intermediary in accordance with the terms of the Rule 12b-1 Plan. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan until at least January 31, 2009.

10. SUBSEQUENT EVENT

On November 26, 2008, the Board of Directors (the "Board") of HealthShares(TM), Inc. (the "Company"), announced that it has determined to liquidate the Company's four underlying investment portfolios (the "Funds") effective December 31, 2008 and subsequently dissolve the Company. The Board's decision was taken after consultation with XShares Advisors LLC ("XShares"), the investment advisor to the Funds. The Board also carefully considered current market conditions, the inability of the Funds to attract significant market interest since their inception, their future viability as well as their prospect for future growth, and thereafter determined that it was advisable and in the best interests of the Funds and their shareholders to liquidate the Funds.

December 23, 2008, will be the last day of trading for the Funds' shares on NYSE Arca, and the last day on which creation unit aggregations of the Funds' shares may be purchased or redeemed.

HealthSharesTM, Inc.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
HealthShares, Inc.

We have audited the accompanying statements of assets and liabilities of HealthSharesTM Cancer Exchange-Traded Fund, HealthSharesTM Diagnostics Exchange-Traded Fund, HealthSharesTM Drug Discovery Tools Exchange-Traded Fund (formerly HealthSharesTM Enabling Technologies Exchange-Traded Fund) and HealthSharesTM European Drugs Exchange-Traded Fund (the "Funds"), each a portfolio of HealthShares, Inc., as of September 30, 2008, and the related statements of operations for the year then ended and the changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2008. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2008, the results of their operations for the year then ended and the changes in their net assets and their financial highlights for the periods presented in conformity with accounting principles generally accepted in the United States of America.

Eisner LLP
New York, New York
November 26, 2008

HealthSharesTM, Inc.

FREQUENCY DISTRIBUTION OF DISCOUNTS & PREMIUMS

The chart below presents information about differences between the per share net asset value ("NAV") of each Fund and the market trading price of each Fund. For these purposes, the "market price" is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. The term "premium" is sometimes used to describe a market price in excess of NAV and the term "discount" is sometimes used to describe a market price below NAV. The chart presents information about the size and frequency of premiums or discounts. As with other exchange-traded funds, the market price of Fund shares is typically slightly higher or lower than the Fund's per share NAV. Factors that contribute to the differences between market price and NAV include the supply and demand for Fund shares and investors' assessments of the underlying value of a Fund's portfolio securities.

	MARKET PRICE ABOVE OR EQUAL TO NAV				MARKET PRICE BELOW NAV
	Basis Point Differential*		Number of Days	Percentage of Total Days	Number of Days	Percentage of Total Days
HealthSharesTM Cancer Exchange-Traded Fund March 12, 2007** — September 30, 2008	0 -	<.25%	74	18.78%	60	15.23%
	.25	% - <.50%	29	7.36%	24	6.09%
	.50	% - <.75%	43	10.91%	15	3.81%
	.75	% - <1.00%	65	16.50%	10	2.54%
	> = 1.00%		50	12.69%	24	6.09%
	Total		261	66.24%	133	33.76%
HealthSharesTM Diagnostics Exchange-Traded Fund January 23, 2007** — September 30, 2008	0 -	<.25%	101	23.65%	114	26.70%
	.25	% - <.50%	44	10.30%	67	15.69%
	.50	% - <.75%	18	4.22%	42	9.84%
	.75	% - <1.00%	8	1.87%	11	2.58%
	> = 1.00%		12	2.81%	10	2.34%
	Total		183	42.85%	244	57.15%
HealthSharesTM Drug Discovery Tools Exchange-Traded Fund January 23, 2007** — September 30, 2008	0 -	<.25%	135	31.62%	162	37.94%
	.25	% - <.50%	11	2.58%	50	11.71%
	.50	% - <.75%	11	2.58%	17	3.98%
	.75	% - <1.00%	3	0.70%	2	0.47%
	> = 1.00%		27	6.32%	9	2.10%
	Total		187	43.80%	240	56.20%
HealthSharesTM European Drugs Exchange-Traded Fund April 3, 2007** — September 30, 2008	0 -	<.25%	34	8.99%	33	8.73%
	.25	% - <.50%	64	16.93%	34	9.00%
	.50	% - <.75%	50	13.23%	14	3.70%
	.75	% - <1.00%	42	11.11%	14	3.70%
	> = 1.00%		52	13.76%	41	10.85%
	Total		242	64.02%	136	35.98%

* A basis point equals one-hundredth of one percent (0.01%). ** Commencement of investment operations.

HealthSharesTM, Inc.

OFFICERS AND DIRECTORS

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Disinterested Directors:

John B. Adams Age 67, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Retired since 2002. Formerly, Vice President – Corporate Development, Wyeth (formerly American Home Products Corp.) from 1991-2002.	4	None.

Donald J. Barrack Age 60, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Retired since 2002. Formerly, Vice-President, Patent Litigation, Bristol-Myers Squibb.	4	None.

Franklin M. Berger, CFA, Age 58, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Portfolio Manager, Life Sciences Equity Sector Fund since 2003. Managing Director, Equity Research and Senior Biotechnology Analyst, J.P. Morgan Securities, Inc. from 1998-2003.	4	Director and Member of Audit and Finance Committees, VaxGen, Inc.; Director, ViroChem Pharma Inc.; Director and Member of Audit Committee, Seattle Genetics, Inc.; Director of Isotechnika, Inc.; Director of Thallion Pharmaceuticals, Inc.

Judith Ann Hemberger Age 60, 420 Lexington Avenue New York, New York 10170	Director	Since 2006	Co-Founder, Executive Vice President and Chief Operating Officer, Pharmion Corporation since 2000.	4	Director and Member of Compensation, Nominating and Governance Committees, PRA International, Inc.; Director, Member of the Compensation Committee and Chairman of the Technology Committee, Renovis, Inc.; Director and Member of the Compensation Committee, Myogen, Inc.; Director and Member of the Compensation Committee, Zymogenetics; Director and Member of Compensation, Nominating and Governance Committees, Chroma Ther. UK.

HealthSharesTM, Inc.

OFFICERS AND DIRECTORS (CONTINUED)

Name, Address, and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships held by Director

Interested Directors/Officers:*

William J. Kridel, Jr. Age 65, 420 Lexington Avenue New York, New York 10170	Director, Chairman, Chief Executive Officer and President	Since 2006	Managing Director, Ferghana Partners, Inc. 1992 to present.	4	Director Ferghana Partners, Inc.; Director Ferghana Securities, Inc.

David W. Jaffin Age 54, 420 Lexington Avenue New York, New York 10170	Chief Operating Officer, Vice President and Secretary	Since 2006	Chief Operating Officer, XShares Group, Inc. since 2006; Chief Financial Officer, XShares Advisors LLC since 2006; Chief Operating Officer, TDX Independence Funds, Inc., since 2006; President, Technical Coatings Laboratory from 2000 to 2005.	N/A	N/A

James J. McCluskey Age 52, 420 Lexington Avenue New York, New York 10170	Treasurer and Chief Financial Officer	Since 2008	Chief Financial Officer, XShares Group, Inc.; SVP Finance & Controller, XShares Advisors LLC since 2007; Secretary, Treasurer, Chief Financial Officer and Controller, TDX Independence Funds, Inc., since 2008; Interim CFO and VP Finance and Business Strategies, Lincoln Financial until 2006.	N/A	N/A

* Officers/Directors of the Company are "interested persons" as defined in the Investment Company Act of 1940, as amended.

The Fund's SAI includes additional information about the Fund's Directors and is available by calling 1-800-925-2870, or on the company's website at www.xsharesadvisors.com/healthshares.

HealthSharesTM, Inc.

ADDITIONAL INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Company uses to determine how to vote proxies related to each Fund's portfolio securities, (and information on how the Board of Directors voted each Fund's proxies during the period ended June 30, 2008) is available without charge, upon request, (i) by calling 800-925-2870; (ii) on the Company's website at www.xsharesadvisors.com/healthshares; and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Funds are required to file their complete schedules of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC's website at www.sec.gov and are available by calling the Company at 800-925-2870. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

Information about each Fund's portfolio holdings is available daily at www.xsharesadvisors.com/healthshares.

This Page is Intentionally Left Blank

This material must be accompanied or preceded by a prospectus.

An Investor should consider the fund's investment objective, risks, charges and expenses carefully before investing.

There are risks involved with investing in ETFs including possible loss of money. HealthSharesTM are not actively managed and are subject to risks similar to stocks, including those related to short selling and margin maintenance. Losses from short sales may be unlimited, and losses from purchases on margin may exceed original investment. HealthSharesTM ETFs are subject to increased risks associated with investing in a specific sector compared to a more diversified investment, as well as unique risks associated with the healthcare and biotechnology sector (i.e., government regulation, patent regulation, etc.).

The ETFs face additional risks attributable to their investments in small and medium capitalization companies which are subject to higher volatility than larger, more established companies. In addition, they are invested in a limited number of securities and a decline in the value of these investments would cause the fund's overall value to decline to a greater degree than in a less concentrated portfolio.

Certain HealthSharesTM ETFs invest in foreign securities that may be subject to certain risks not associated with domestic securities, such as currency fluctuations, and changes in political and economic conditions.

The prospectus is not an offer to buy or sell the portfolio shares, nor is the fund soliciting an offer to buy its shares in any jurisdiction where the offer or sale is not permitted.

For this and more complete information about the fund call 800.925.2870 or visit the website www.xsharesadvisors.com/healthshares for a prospectus. Please read the prospectus carefully before investing.

HealthSharesTM are distributed by ALPS Distributors, Inc., member of FINRA, which is not affiliated with HealthSharesTM, Inc. or any other affiliate.

HealthSharesTM, Inc.

INVESTMENT ADVISOR

XShares Advisors LLC
420 Lexington Ave
Suite 2550
New York, NY 10170

INVESTMENT SUB-ADVISOR

Mellon Capital Management Corporation
50 Fremont Street
Suite 3900
San Francisco, CA 94105

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT & TRANSFER AGENT

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

DISTRIBUTOR

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Eisner LLP
750 Third Avenue
New York, NY 10017

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, NY 10022

Item 2. Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code is filed as an exhibit to this report on Form N-CSR under item (a)(1).

Item 3. Audit Committee Financial Expert.

Franklin M. Berger is the designated financial expert on the Audit Committee of Healthshares, Inc. With respect to Healthshares, Inc., Franklin Berger is not an “interested person” as such terms are defined by Section 2(a)(19)  of the Act (15 U.S.C. 80a-2(a)(19).

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for the Registrant’s fiscal year ended September 30, 2008 and period ended September 30, 2007 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal periods were $120,000 and $290,328, respectively.

(b) Audit-Related Fees. The aggregate fees billed for the Registrant’s fiscal year ended September 30, 2008 and period ended September 30, 2007 for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c) Tax Fees. The aggregate fees billed for the Registrant’s fiscal year ended September 30, 2008 and period ended September 30, 2007 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $126,000 and $59,857, respectively.

(d) All Other Fees. All other aggregate fees billed for the Registrant’s fiscal year ended September 30, 2008 and period ended September 30, 2007 were $30,000 and $3,272, respectively.

(e) Audit Committee Pre-Approval Policies and Procedures. In accordance with Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the audit and permissible non-audit services of the Registrant. All of the services described in paragraphs (b) through (d) above were approved by the Audit Committee in accordance with paragraph (c) (7) (i) (c) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Not applicable.

(h) The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant which were not pre-approved (not requiring pre-approval) is compatible with maintaining the principal accountant’s independence.

Items 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are John B. Adams, Franklin M. Berger and Judith Ann Hemberger.

Item 6. Schedule of Investments.

The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

a)     Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3-(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the Registrant’s Chief Executive Officer (principal executive officer) and Chief Financial Officer (principal financial officer) have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized and reported on a timely basis.

b)             There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Code of Ethics

(a)(2)       Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.CERT.

(b)           Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached as Exhibit 99.906CERT.

HealthSharesTM, Inc.

Statements of Assets and Liabilities

September 30, 2008 (Unaudited)

	HealthSharesTM			HealthSharesTM
	Autoimmune-	HealthSharesTM	HealthSharesTM	Dermatology	HealthSharesTM
	Inflammation	Cardio Devices	Cardiology	and Wound Care	Emerging Cancer
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund	Fund	Fund
ASSETS:
Foreign currency at value	$2,828	$—	$2,176	$1,658	$3
Cash	28,842	18,194	29,127	32,343	—
Receivables:
Foreign tax reclaims	—	—	316	297	—
From investment advisor	—	2,554	—	—	2,061
From investment sub-advisor	—	—	—	—	31,019
Total Assets	31,670	20,748	31,619	34,298	33,083
LIABILITIES:
Due to custodian	—	—	—	—	9,963
Payables:
Investment advisory fees	7,354	1,716	7,268	10,234	1,882
Accrued expenses and other liabilities	24,316	19,032	24,351	24,064	21,238
Total Liabilities	31,670	20,748	31,619	34,298	33,083
NET ASSETS	$—	$—	$—	$—	$—

Foreign currency at cost	$2,737	$—	$2,193	$1,647	$—

HealthSharesTM, Inc.

Statements of Assets and Liabilities

September 30, 2008 (Unaudited)

	HealthSharesTM			HealthSharesTM
	European Medical	HealthSharesTM	HealthSharesTM	Metabolic-Endocrine	HealthSharesTM
	Products and Devices	GI/Gender Health	Infectious Disease	Disorders	Neuroscience
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund	Fund	Fund
ASSETS:
Foreign currency at value	$3,830	$1	$825	$412	$60,681
Cash	33,082	31,552	—	29,972	—
Receivables:
Investment securities sold	—	—	86,288	—	61,057
Dividends	—	—	352	—	850
Foreign tax reclaims	1,446	573	287	256	844
Total Assets	38,358	32,126	87,752	30,640	123,432
LIABILITIES:
Due to custodian	—	—	54,001	—	31,597
Payables:
Investment securities purchased	—	—	—	—	59,974
Investment advisory fees	14,602	8,388	9,640	7,052	7,590
Accrued expenses and other liabilities	23,756	23,738	24,111	23,588	24,271
Total Liabilities	38,358	32,126	87,752	30,640	123,432
NET ASSETS	$—	$—	$—	$—	$—

Foreign currency at cost	$3,814	$—	$840	$365	$63,842

HealthSharesTM, Inc.

Statements of Assets and Liabilities

September 30, 2008 (Unaudited)

	HealthSharesTM	HealthSharesTM	HealthSharesTM	HealthSharesTM	HealthSharesTM
	Ophthalmology	Orthopedic Repair	Patient Care Services	Respiratory/Pulmonary	Composite
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund	Fund	Fund
ASSETS:
Foreign currency at value	$2	$1,159	$413	$780	$21,765
Cash	36,214	37,858	14,288	32,785	—
Receivables:
Investment securities sold	—	—	—	—	82,126
Dividends	—	—	1,074	—	524
Foreign tax reclaims	628	—	57	566	385
From investment advisor	—	—	9,171	—	9,098
Total Assets	36,844	39,017	25,003	34,131	113,898
LIABILITIES:
Due to custodian	—	—	—	—	64,727
Payables:
Investment securities purchased	—	—	—	—	20,867
Investment advisory fees	13,343	14,749	2,670	8,628	2,020
Accrued expenses and other liabilities	23,501	24,268	22,333	25,503	26,284
Total Liabilities	36,844	39,017	25,003	34,131	113,898
NET ASSETS	$—	$—	$—	$—	$—

Foreign currency at cost	$—	$1,150	$413	$769	$22,786

HealthSharesTM, Inc.

Statements of Operations

For the Year Ended September 30, 2008 (Unaudited)

				HealthSharesTM
	HealthSharesTM	HealthSharesTM	HealthSharesTM	Dermatology and Wound Care	HealthSharesTM
	Autoimmune-Inflammation	Cardio Devices	Cardiology	Wound Care	Emerging Cancer
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends	$50,190	$7,229	$14,277	$4,929	$(256	)(a)
Foreign withholding taxes	(1,712)	—	(2,170)	(96)	—
Total investment income	48,478	7,229	12,107	4,833	(256)

EXPENSES:
Professional fees	17,454	25,056	17,368	16,230	23,658
Advisory fees	16,967	35,977	17,102	16,440	29,091
Listing fees	13,340	7,457	13,340	12,931	7,456
Compliance	7,281	11,846	7,421	6,773	10,783
Directors	4,123	28,585	3,914	3,745	22,718
Printing	206	6,018	22	—	5,397
Other expenses	3,520	3,806	3,532	2,104	4,090
Total expenses	62,891	118,745	62,699	58,223	103,193
Less fees waived:
Advisory	(16,967)	(35,977)	(17,102)	(16,440)	(29,091)
Other fees assumed by the Advisor	(28,347)	(46,181)	(27,885)	(24,733)	(44,401)
Net expenses	17,577	36,587	17,712	17,050	29,701
NET INVESTMENT INCOME/(LOSS)	30,901	(29,358)	(5,605)	(12,217)	(29,957)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	(387,950)	107,304	(60,258)	(644,276)	(2,067,576)
In-kind redemptions	—	433,053	—	89,428	(177,864)
Foreign currency transactions	9,493	—	12,279	8,034	26,836
Net realized gain/(loss)	(378,457)	540,357	(47,979)	(546,814)	(2,218,604)

Net change in unrealized appreciation/(depreciation) on:
Investments	177,665	(186,231)	44,021	131,301	518,050
Foreign currency transactions	10	—	(44)	(128)	(162)
Net change in unrealized appreciation/(depreciation)	177,675	(186,231)	43,977	131,173	517,888

Net realized and unrealized gain/(loss)	(200,782)	354,126	(4,002)	(415,641)	(1,700,716)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(169,881)	$324,768	$(9,607)	$(427,858)	$(1,730,673)

(a)  Represents interest paid from the fund due to overdraft charges.

HealthSharesTM, Inc.

Statements of Operations

For the Year Ended September 30, 2008 (Unaudited)

	HealthSharesTM			HealthSharesTM
	European Medical	HealthSharesTM	HealthSharesTM	Metabelle-Eadocrine		HealthSharesTM
	Products and Devices	GI/Gender Health	Infectious Disease	Disorders		Neuroscience
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded		Exchange-Traded
	Fund	Fund	Fund	Fund		Fund
INVESTMENT INCOME:
Dividends	$23,575	$7,549	$3,731	$(1,486	)(a)	$16,186
Foreign withholding taxes	(2,232)	(934)	(468)	(152)		(2,263)
Total investment income	21,343	6,615	3,263	(1,638)		13,923

EXPENSES:
Professional fees	15,880	16,542	16,297	15,992		17,091
Advisory fees	20,203	15,244	14,886	13,860		16,949
Listing fees	12,455	13,340	13,096	13,340		2,365
Compliance	6,315	6,039	6,391	5,387		7,332
Directors	2,206	3,103	3,030	2,251		3,804
Printing	—	71	—	—		120
Other expenses	2,058	3,436	1,863	3,275		14,495
Total expenses	59,117	57,775	55,563	54,105		62,156
Less fees waived:
Advisory	(20,203)	(15,244)	(14,886)	(13,860)		(16,949)
Other fees assumed by the Advisor	(18,099)	(26,678)	(25,181)	(25,774)		(27,648)
Net expenses	20,815	15,853	15,496	14,471		17,559
NET INVESTMENT INCOME/(LOSS)	528	(9,238)	(12,233)	(16,109)		(3,636)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	(746,991)	(732,450)	(479,786)	(1,010,053)		(324,808)
In-kind redemptions	—	—	—	—		—
Foreign currency transactions	25,976	(2,408)	10,424	8,059		17,153
Net realized gain/(loss)	(721,015)	(734,858)	(469,362)	(1,001,994)		(307,655)

Net change in unrealized appreciation/(depreciation) on:
Investments	105,851	100,836	360,491	56,916		318,914
Foreign currency transactions	(133)	(180)	3,139	18		(2,169)
Net change in unrealized appreciation/(depreciation)	105,718	100,656	363,630	56,934		316,745

Net realized and unrealized gain/(loss)	(615,297)	(634,202)	(105,732)	(945,060)		9,090
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(614,769)	$(643,440)	$(117,965)	$(961,169)		$5,454

(a)  Represents interest paid from the fund due to overdraft charges.

HealthSharesTM, Inc.

Statements of Operations

For the Year Ended September 30, 2008 (Unaudited)

	HealthSharesTM	HealthSharesTM	HealthSharesTM	HealthSharesTM	HealthSharesTM
	Ophthalmology	Orthopedic	Patient Care Services	Respiratory/Pulmonary	Composite
	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded	Exchange-Traded
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME:
Dividends	$11,655	$424	$9,426	$9,010	$19,452
Foreign withholding taxes	(1,395)	—	72	(945)	(2,264)
Total investment income	10,260	424	9,498	8,065	17,188

EXPENSES:
Professional fees	15,939	16,246	26,855	21,510	25,316
Advisory fees	13,735	18,003	36,382	26,116	36,683
Listing fees	13,340	11,990	7,457	13,340	13,340
Compliance	5,242	7,359	14,195	11,746	16,397
Directors	2,305	8,265	30,314	10,126	18,430
Printing	—	—	7,191	1,547	3,240
Other expenses	3,248	2,345	4,335	3,776	3,942
Total expenses	53,809	64,208	126,729	88,161	117,348
Less fees waived:
Advisory	(13,735)	(18,003)	(36,382)	(26,116)	(36,683)
Other fees assumed by the Advisor	(25,729)	(27,590)	(53,355)	(35,318)	(43,372)
Net expenses	14,345	18,615	36,992	26,727	37,293
NET INVESTMENT INCOME/(LOSS)	(4,085)	(18,191)	(27,494)	(18,662)	(20,105)

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) from:
Investment transactions	(1,060,292)	(303,713)	(960,250)	(824,718)	(541,213)
In-kind redemptions	—	—	93,691	(65,653)	2,568
Foreign currency transactions	12,561	5,045	15,595	15,094	18,933
Net realized gain/(loss)	(1,047,731)	(298,668)	(850,964)	(875,277)	(519,712)

Net change in unrealized appreciation/(depreciation) on:
Investments	125,238	(122,138)	85,015	58,448	(175,817)
Foreign currency transactions	(622)	9	(203)	(270)	1,719
Net change in unrealized appreciation/(depreciation)	124,616	(122,129)	84,812	58,178	(174,098)

Net realized and unrealized gain/(loss)	(923,115)	(420,797)	(766,152)	(817,099)	(693,810)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(927,200)	$(438,988)	$(793,646)	$(835,761)	$(713,915)

HealthSharesTM, Inc.

Statements of Changes in Net Assets

	HealthSharesTM		HealthSharesTM
	Autoimmune-Inflammation		Cardio Devices
	Exchange-Traded		Exchange-Traded
	Fund		Fund
	For the Year	For the Period	For the Year	For the Period
	Ended	March 12, 2007*	Ended	January 23, 2007*
	September 30, 2008	through	September 30, 2008	through
	(Unaudited)	September 30, 2007	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$30,901	$11,362	$(29,358)	$(26,275)
Net realized gain/(loss) on investments and foreign currency transactions	(378,457)	(16,967)	540,357	282,311
Net change in appreciation/(depreciation) on investments and foreign currency transactions	177,675	(177,584)	(186,231)	186,231
Net increase/(decrease) in net assets resulting from operations	(169,881)	(183,189)	324,768	442,267

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(11,362)	—	—	—
Net realized gains	—	—	(173,195)	—
Total distributions to shareholders	(11,362)	—	(173,195)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,506,454	—	7,480,733
Value of shares repurchased	(2,142,022)	—	(5,522,654)	(2,551,919)
Net increase/(decrease) in net assets resulting from shareholder transactions	(2,142,022)	2,506,454	(5,522,654)	4,928,814

Net increase/(decrease) in net assets	(2,323,265)	2,323,265	(5,371,081)	5,371,081

NET ASSETS:
Beginning of Period	2,323,265	—	5,371,081	—
End of Period	$—	$2,323,265	$—	$5,371,081

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	200,200	—
Shares sold	—	100,200	—	300,200
Shares repurchased	(100,200)	—	(200,200)	(100,000)
Shares outstanding, end of period	—	100,200	—	200,200

* Commencement of Investment Operations.

HealthSharesTM, Inc.

Statements of Changes in Net Assets

	HealthSharesTM		HealthSharesTM
	Cardiology		Dermatology and Wound Care
	Exchange-Traded		Exchange-Traded
	Fund		Fund
	For the Year	For the Period	For the Year	For the Period
	Ended	March 12, 2007*	Ended	April 18, 2007*
	September 30, 2008	through	September 30, 2008	through
	(Unaudited)	September 30, 2007	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(5,605)	$(2,478)	$(12,217)	$(5,617)
Net realized gain/(loss) on investments and foreign currency transactions	(47,979)	(129,135)	(546,814)	5,159
Net change in appreciation/(depreciation) on investments and foreign currency transactions	43,977	(44,011)	131,173	(131,190)
Net increase/(decrease) in net assets resulting from operations	(9,607)	(175,624)	(427,858)	(131,648)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains	—	—	(2,193)	—
Total distributions to shareholders	—	—	(2,193)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,506,570	2,248,820	2,524,948
Value of shares repurchased	(2,321,339)	—	(4,212,069)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	(2,321,339)	2,506,570	(1,963,249)	2,524,948

Net increase/(decrease) in net assets	(2,330,946)	2,330,946	(2,393,300)	2,393,300

NET ASSETS:
Beginning of Period	2,330,946	—	2,393,300	—
End of Period	$—	$2,330,946	$—	$2,393,300

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—
Shares sold	—	100,200	100,000	100,200
Shares repurchased	(100,200)	—	(200,200)	—
Shares outstanding, end of period	—	100,200	—	100,200

* Commencement of Investment Operations.

HealthSharesTM, Inc.

Statements of Changes in Net Assets

	HealthSharesTM		HealthSharesTM
	Emerging Cancer		European Medical Products and Devices
	Exchange-Traded		Exchange-Traded
	Fund		Fund
	For the Year	For the Period	For the Year	For the Period
	Ended	January 23, 2007*	Ended	June 1, 2007*
	September 30, 2008	through	September 30, 2008	through
	(Unaudited)	September 30, 2007	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(29,957)	$(34,213)	$528	$(3,415)
Net realized gain/(loss) on investments and foreign currency transactions	(2,218,604)	(308,945)	(721,015)	(1,279)
Net change in appreciation/(depreciation) on investments and foreign currency transactions	517,888	(517,885)	105,718	(105,780)
Net increase/(decrease) in net assets resulting from operations	(1,730,673)	(861,043)	(614,769)	(110,474)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	—	—
Net realized gains	—	—	(1,128)	—
Total distributions to shareholders	—	—	(1,128)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	7,283,100	—	2,497,196
Value of shares repurchased	(4,691,384)	—	(1,770,825)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	(4,691,384)	7,283,100	(1,770,825)	2,497,196

Net increase/(decrease) in net assets	(6,422,057)	6,422,057	(2,386,722)	2,386,722

NET ASSETS:
Beginning of Period	6,422,057	—	2,386,722	—
End of Period	$—	$6,422,057	$—	$2,386,722

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	300,200	—	100,200	—
Shares sold	—	300,200	—	100,200
Shares repurchased	(300,200)	—	(100,200)	—
Shares outstanding, end of period	—	300,200	—	100,200

* Commencement of Investment Operations.

HealthSharesTM, Inc.

Statements of Changes in Net Assets

	HealthSharesTM		HealthSharesTM
	GI/Gender Health		Infectious Disease
	Exchange-Traded		Exchange-Traded
	Fund		Fund
	For the Year	For the Period	For the Year	For the Period
	Ended	March 12, 2007*	Ended	April 3, 2007*
	September 30, 2008	through	September 30, 2008	through
	(Unaudited)	September 30, 2007	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(9,238)	$9,996	$(12,233)	$(9,298)
Net realized gain/(loss) on investments and foreign currency transactions	(734,858)	7,891	(469,362)	45,083
Net change in appreciation/(depreciation) on investments and foreign currency transactions	100,656	(100,696)	363,630	(360,461)
Net increase/(decrease) in net assets resulting from operations	(643,440)	(82,809)	(117,965)	(324,676)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,175)	—	—	—
Net realized gains	(17,427)	—	(36,696)	—
Total distributions to shareholders	(27,602)	—	(36,696)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,526,347	—	2,521,850
Value of shares repurchased	(1,772,496)	—	(2,042,513)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	(1,772,496)	2,526,347	(2,042,513)	2,521,850

Net increase/(decrease) in net assets	(2,443,538)	2,443,538	(2,197,174)	2,197,174

NET ASSETS:
Beginning of Period	2,443,538	—	2,197,174	—
End of Period	$—	$2,443,538	$—	$2,197,174

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—
Shares sold	—	100,200	—	100,200
Shares repurchased	(100,200)	—	(100,200)	—
Shares outstanding, end of period	—	100,200	—	100,200

* Commencement of Investment Operations.

HealthSharesTM, Inc.

Statements of Changes in Net Assets

	HealthSharesTM		HealthSharesTM
	Metabolic-Endocrine Disorders		Neuroscience
	Exchange-Traded		Exchange-Traded
	Fund		Fund
	For the Year	For the Period	For the Year	For the Period
	Ended	March 12, 2007*	Ended	March 12, 2007*
	September 30, 2008	through	September 30, 2008	through
	(Unaudited)	September 30, 2007	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(16,109)	$7,462	$(3,636)	$(450)
Net realized gain/(loss) on investments and foreign currency transactions	(1,001,994)	(52,551)	(307,655)	(662)
Net change in appreciation/(depreciation) on investments and foreign currency transactions	56,934	(56,884)	316,745	(318,742)
Net increase/(decrease) in net assets resulting from operations	(961,169)	(101,973)	5,454	(319,854)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(7,462)	—	—	—
Net realized gains	—	—	(16,305)	—
Total distributions to shareholders	(7,462)	—	(16,305)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,482,618	—	2,507,390
Value of shares repurchased	(1,411,969)	(45)	(2,176,685)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	(1,411,969)	2,482,573	(2,176,685)	2,507,390

Net increase/(decrease) in net assets	(2,380,600)	2,380,600	(2,187,536)	2,187,536

NET ASSETS:
Beginning of Period	2,380,600	—	2,187,536	—
End of Period	$—	$2,380,600	$—	$2,187,536

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—
Shares sold	—	100,200	—	100,200
Shares repurchased	(100,200)	—	(100,200)	—
Shares outstanding, end of period	—	100,200	—	100,200

* Commencement of Investment Operations.

HealthSharesTM, Inc.

Statements of Changes in Net Assets

	HealthSharesTM		HealthSharesTM
	Ophthalmology		Orthopedic Repair
	Exchange-Traded		Exchange-Traded
	Fund		Fund
	For the Year	For the Period	For the Year	For the Period
	Ended	March 12, 2007*	Ended	July 13, 2007*
	September 30, 2008	through	September 30, 2008	through
	(Unaudited)	September 30, 2007	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(4,085)	$(789)	$(18,191)	$(4,203)
Net realized gain/(loss) on investments and foreign currency transactions	(1,047,731)	(9,788)	(298,668)	(102)
Net change in appreciation/(depreciation) on investments and foreign currency transactions	124,616	(124,636)	(122,129)	122,138
Net increase/(decrease) in net assets resulting from operations	(927,200)	(135,213)	(438,988)	117,833

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	—	(6,176)	—
Net realized gains	(8,175)	—	—	—
Total distributions to shareholders	(8,175)	—	(6,176)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	2,522,657	—	2,525,144
Value of shares repurchased	(1,452,069)	—	(2,197,813)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	(1,452,069)	2,522,657	(2,197,813)	2,525,144

Net increase/(decrease) in net assets	(2,387,444)	2,387,444	(2,642,977)	2,642,977

NET ASSETS:
Beginning of Period	2,387,444	—	2,642,977	—
End of Period	$—	$2,387,444	$—	$2,642,977

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	100,200	—	100,200	—
Shares sold	—	100,200	—	100,200
Shares repurchased	(100,200)	—	(100,200)	—
Shares outstanding, end of period	—	100,200	—	100,200

* Commencement of Investment Operations.

HealthSharesTM, Inc.

Statements of Changes in Net Assets

	HealthSharesTM		HealthSharesTM
	Patient Care Services		Respiratory/Pulmonary
	Exchange-Traded		Exchange-Traded
	Fund		Fund
	For the Year	For the Period	For the Year	For the Period
	Ended	January 23, 2007*	Ended	March 12, 2007*
	September 30, 2008	through	September 30, 2008	through
	(Unaudited)	September 30, 2007	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(27,494)	$45,638	$(18,662)	$69,656
Net realized gain/(loss) on investments and foreign currency transactions	(850,964)	59,456	(875,277)	70,454
Net change in appreciation/(depreciation) on investments and foreign currency transactions	84,812	(84,815)	58,178	(58,231)
Net increase/(decrease) in net assets resulting from operations	(793,646)	20,279	(835,761)	81,879

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(45,660)	—	(107,304)	—
Net realized gains	(81,566)	—	(72,113)	—
Total distributions to shareholders	(127,226)	—	(179,417)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	7,694,270	2,170,833	2,501,273
Value of shares repurchased	(6,793,677)	—	(3,738,799)	(8)
Net increase/(decrease) in net assets resulting from shareholder transactions	(6,793,677)	7,694,270	(1,567,966)	2,501,265

Net increase/(decrease) in net assets	(7,714,549)	7,714,549	(2,583,144)	2,583,144

NET ASSETS:
Beginning of Period	7,714,549	—	2,583,144	—
End of Period	$—	$7,714,549	$—	$2,583,144

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	300,200	—	100,200	—
Shares sold	—	300,200	100,000	100,200
Shares repurchased	(300,200)	—	(200,200)	—
Shares outstanding, end of period	—	300,200	—	100,200

* Commencement of Investment Operations.

HealthSharesTM, Inc.

Statements of Changes in Net Assets

	HealthSharesTM
	Composite
	Exchange-Traded
	Fund
	For the Year	For the Period
	Ended	March 12, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007
OPERATIONS:
Net investment income/(loss)	$(20,105)	$23,001
Net realized gain/(loss) on investments and foreign currency transactions	(519,712)	75,543
Net change in appreciation/(depreciation) on investments and foreign currency transactions	(174,098)	175,686
Net increase/(decrease) in net assets resulting from operations	(713,915)	274,230

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(23,001)	—
Net realized gains	(106,975)	—
Total distributions to shareholders	(129,976)	—

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	5,303,895
Value of shares repurchased	(4,734,234)	—
Net increase/(decrease) in net assets resulting from shareholder transactions	(4,734,234)	5,303,895

Net increase/(decrease) in net assets	(5,578,125)	5,578,125

NET ASSETS:
Beginning of Period	5,578,125	—
End of Period	$—	$5,578,125

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	200,200	—
Shares sold	—	200,200
Shares repurchased	(200,200)	—
Shares outstanding, end of period	—	200,200

* Commencement of Investment Operations.

HealthSharesTM, Inc.

Financial Highlights

For a Share outstanding throughout the period

HealthShares™ Autoimmune-Inflammation Exchange-Traded Fund

	For the	For the Period
	Year Ended	March 12, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$23.19	$25.50
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.31	0.11
Net realized and unrealized gain/(loss) on investments**	(2.01)	(2.42)
Total from investment operations	(1.70)	(2.31)

Distributions paid to shareholders from:
Net investment income	(0.11)	—
Total distributions	(0.11)	—

Liquidation	(21.38)	—

Net Asset Value, end of period	$—	$23.19

Total Return ***	(7.37)%	(9.06)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,323
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	2.78%	4.85%
Net investment income/(loss)+	1.37%	0.81%
Portfolio turnover rate++	109%	14%

HealthShares™ Cardio Devices Exchange-Traded Fund

	For the	For the Period
	Year Ended	January 23, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$26.83	$25.24
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.16)	(0.10)
Net realized and unrealized gain/(loss) on investments**	1.44	1.69
Total from investment operations	1.28	1.59

Distributions paid to shareholders from:
Net realized capital gains	(0.87)	—
Total distributions	(0.87)	—

Liquidation	(27.24)	—

Net Asset Value, end of period	$—	$26.83

Total Return ***	5.08%	6.30%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$5,371
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.76%
Expenses, prior to expense reimbursements+	2.48%	3.75%
Net investment income/(loss)+	(0.61)%	(0.56)%
Portfolio turnover rate++	114%	8%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on September 30, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

Financial Highlights

For a Share outstanding throughout the period

HealthShares™ Cardiology Exchange-Traded Fund

	For the	For the Period
	Year Ended	March 12, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$23.26	$24.99
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.06)	(0.03)
Net realized and unrealized gain/(loss) on investments**	(0.03)	(1.70)
Total from investment operations	(0.09)	(1.73)

Liquidation	(23.17)	—

Net Asset Value, end of period	$—	$23.26

Total Return ***	(0.39)%	(6.92)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,331
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	2.75%	4.95%
Net investment income/(loss)+	(0.25)%	(0.18)%
Portfolio turnover rate++	121%	21%

HealthShares™ Dermatology and Wound Care Exchange-Traded Fund

	For the	For the Period
	Year Ended	April 18, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$23.89	$25.38
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.12)	(0.06)
Net realized and unrealized gain/(loss) on investments**	(3.14)	(1.43)
Total from investment operations	(3.26)	(1.49)
Distributions paid to shareholders from:
Net realized capital gains	(0.02)	—
Total distributions	(0.02)	—

Liquidation	(20.61)	—

Net Asset Value, end of period	$0.00	$23.89

Total Return ***	(13.64)%	(5.87)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,393
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	2.66%	5.34%
Net investment income/(loss)+	(0.56)%	(0.50)%
Portfolio turnover rate++	178%	19%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on September 30, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

Financial Highlights

For a Share outstanding throughout the period

HealthShares™ Emerging Cancer Exchange-Traded Fund

	For the	For the Period
	Year Ended	January 23, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$21.39	$24.65
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.13)	(0.12)
Net realized and unrealized gain/(loss) on investments**	(6.56)	(3.14)
Total from investment operations	(6.69)	(3.26)

Liquidation	(14.70)	—

Net Asset Value, end of period	$—	$21.39

Total Return ***	(31.28% )	(13.23)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$6,422
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.77%	0.76%
Expenses, prior to expense reimbursements+	2.66%	3.86%
Net investment income/(loss)+	(0.77)%	(0.76)%
Portfolio turnover rate++	116%	63%

HealthShares™ European Medical Products and Devices Exchange-Traded Fund

	For the	For the Period
	Year Ended	June 1, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$23.82	$25.06
Income/(loss) from Investment Operations:
Net investment income/(loss)**	0.01	(0.03)
Net realized and unrealized gain/(loss) on investments**	(6.15)	(1.21)
Total from investment operations	(6.14)	(1.24)
Distributions paid to shareholders from:
Net realized capital gains	(0.01)	—
Total distributions	(0.01)	—

Liquidation	(17.67)	—

Net Asset Value, end of period	$—	$23.82

Total Return ***	(25.78)%	(4.95)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,387
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.98%	1.01%
Expenses, prior to expense reimbursements+	2.78%	6.88%
Net investment income/(loss)+	0.02%	(0.42)%
Portfolio turnover rate++	41%	6%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on September 30, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

Financial Highlights

For a Share outstanding throughout the period

HealthShares™ GI/Gender Health Exchange-Traded Fund

	For the	For the Period
	Year Ended	March 12, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$24.39	$25.69
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.09)	0.10
Net realized and unrealized gain/(loss) on investments**	(6.34)	(1.40)
Total from investment operations	(6.43)	(1.30)

Distributions paid to shareholders from:
Net investment income	(0.10)	—
Net realized capital gains	(0.17)	—
Total distributions	(0.27)	—

Liquidation	(17.69)	—

Net Asset Value, end of period	$—	$24.39

Total Return ***	(26.57)%	(5.06)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,444
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	2.84%	4.80%
Net investment income/(loss)+	(0.45)%	0.70%
Portfolio turnover rate++	86%	42%

HealthShares™ Infectious Disease Exchange-Traded Fund

	For the	For the Period
	Year Ended	April 3, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$21.93	$25.63
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.12)	(0.09)
Net realized and unrealized gain/(loss) on investments**	(1.06)	(3.61)
Total from investment operations	(1.18)	(3.70)

Distributions paid to shareholders from:
Net realized capital gains	(0.37)	—
Total distributions	(0.37)	—

Liquidation	(20.38)	—

Net Asset Value, end of period	$—	$21.93

Total Return ***	(5.28)%	(14.44)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,197
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	2.80%	4.98%
Net investment income/(loss)+	(0.62)%	(0.76)%
Portfolio turnover rate++	77%	15%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on September 30, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized.  The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

Financial Highlights

For a Share outstanding throughout the period

HealthShares™ Metabolic-Endocrine Disorders Exchange-Traded Fund

	For the	For the Period
	Year Ended	March 12, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$23.76	$25.35
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.16)	0.07
Net realized and unrealized gain/(loss) on investments**	(9.44)	(1.66)
Total from investment operations	(9.60)	(1.59)

Distributions paid to shareholders from:
Net investment income	(0.07)	—
Total distributions	(0.07)	—

Liquidation	(14.09)	—

Net Asset Value, end of period	$—	$23.76

Total Return ***	(40.49)%	(6.27)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,381
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	2.93%	4.92%
Net investment income/(loss)+	(0.87)%	0.54%
Portfolio turnover rate++	130%	52%

HealthShares™ Neuroscience Exchange-Traded Fund

	For the	For the Period
	Year Ended	March 12, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$21.83	$25.42
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.04)	(0.00)
Net realized and unrealized gain/(loss) on investments**	0.09	(3.59)
Total from investment operations	0.05	(3.59)

Distributions paid to shareholders from:
Net realized capital gains	(0.16)	—
Total distributions	(0.16)	—

Liquidation	(21.72)	—

Net Asset Value, end of period	$—	$21.83

Total Return ***	0.23%	(14.12)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,188
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	2.75%	5.00%
Net investment income/(loss)+	(0.16)%	(0.03)%
Portfolio turnover rate++	112%	47%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on September 30, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized.  The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(a)	Amount represents less than $0.005.

See Notes to Financial Statements.

HealthSharesTM, Inc.

Financial Highlights

For a Share outstanding throughout the period

HealthShares™ Ophthalmology Exchange-Traded Fund

	For the	For the Period
	Year Ended	March 12, 2007*
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$23.83	$25.22
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.04)	(0.01)
Net realized and unrealized gain/(loss) on investments**	(9.22)	(1.38)
Total from investment operations	(9.26)	(1.39)

Distributions paid to shareholders from:
Net realized capital gains	(0.08)	—
Total distributions	(0.08)	—

Liquidation	(14.49)	—

Net Asset Value, end of period	$—	$23.83

Total Return ***	(38.92)%	(5.55)%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,387
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.79%
Expenses, prior to expense reimbursements+	2.94%	4.86%
Net investment income/(loss)+	(0.22)%	(0.06)%
Portfolio turnover rate++	101%	49%

HealthShares™ Orthopedic Repair Exchange-Traded Fund

	For the	For the Period
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$26.38	$25.22
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.18)	(0.04)
Net realized and unrealized gain/(loss) on investments**	(4.21)	1.20
Total from investment operations	(4.39)	1.16

Distributions paid to shareholders from:
Net investment income	(0.06)	—
Total distributions	(0.06)	—

Liquidation	(21.93)	—

Net Asset Value, end of period	$—	$26.38

Total Return ***	(16.67)%	4.60%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,643
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.78%	0.83%
Expenses, prior to expense reimbursements+	2.68%	8.21%
Net investment income/(loss)+	(0.76)%	(0.76)%
Portfolio turnover rate++	100%	0%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on September 30, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized. The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

Financial Highlights

For a Share outstanding throughout the period

HealthShares™ Patient Care Services Exchange-Traded Fund

	For the	For the Period
	Year Ended	January 23, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$25.70	$25.15
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.13)	0.16
Net realized and unrealized gain/(loss) on investments**	(3.96)	0.39
Total from investment operations	(4.09)	0.55

Distributions paid to shareholders from:
Net investment income	(0.23)	—
Net realized capital gains	(0.41)	—
Total distributions	(0.64)	—

Liquidation	(20.97)	—

Net Asset Value, end of period	$—	$25.70

Total Return ***	(16.31)%	2.19%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$7,715
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.76%
Expenses, prior to expense reimbursements+	2.61%	3.60%
Net investment income/(loss)+	(0.57)%	0.88%
Portfolio turnover rate++	66%	22%

HealthShares™ Respiratory/Pulmonary Exchange-Traded Fund

	For the	For the Period
	Year Ended	March 12, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$25.78	$25.23
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.11)	0.70
Net realized and unrealized gain/(loss) on investments**	(5.25)	(0.15)
Total from investment operations	(5.36)	0.55

Distributions paid to shareholders from:
Net investment income	(1.07)	—
Net realized capital gains	(0.72)	—
Total distributions	(1.79)	—

Liquidation	(18.63)	—

Net Asset Value, end of period	$—	$25.78

Total Return ***	(21.68)%	2.18%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$2,583
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.77%	0.79%
Expenses, prior to expense reimbursements+	2.53%	4.64%
Net investment income/(loss)+	(0.54)%	4.65%
Portfolio turnover rate++	125%	73%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on September 30, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized.  The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

HealthSharesTM, Inc.

Financial Highlights

For a Share outstanding throughout the period

HealthShares™ Composite Exchange-Traded Fund

	For the	For the Period
	Year Ended	March 12, 2007*
	September 30, 2008	through
	(Unaudited)	September 30, 2007

Net Asset Value, beginning of period	$27.86	$25.35
Income/(loss) from Investment Operations:
Net investment income/(loss)**	(0.10)	0.20
Net realized and unrealized gain/(loss) on investments**	(3.74)	2.31
Total from investment operations	(3.84)	2.51

Distributions paid to shareholders from:
Net investment income	(0.11)	—
Net realized capital gains	(0.53)	—
Total distributions	(0.64)	—

Liquidation	(23.38)	—

Net Asset Value, end of period	$—	$27.86

Total Return ***	(14.01)%	9.90%

Ratios/Supplemental Data:
Net Assets, end of period (in 000’s)	$—	$5,578
Ratios to average net assets:
Expenses, net of expense reimbursements+	0.76%	0.79%
Expenses, prior to expense reimbursements+	2.40%	4.64%
Net investment income/(loss)+	(0.41)%	1.53%
Portfolio turnover rate++	134%	78%

*	Commencement of Investment Operations.
**	Based on average shares outstanding.
***

Total Return is calculated assuming an initial investment made at the Net Asset Value at the beginning of the period, reinvestment of all dividends distributions at Net Asset Value during the period, and redemption at Net Asset Value on September 30, 2008, the liquidation date. Total Return calculated for a period of less than one year is not annualized.  The Total Return would have been lower if certain fees had not been reimbursed by the investment advisor.

+	Annualized.
++	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.              ORGANIZATION

HealthSharesTM, Inc. (the “Company”) was organized as a Maryland Corporation on February 8, 2006 and is registered under the Investment Company Act of 1940, as amended (the “Act”).

 On August 21, 2008, the Board of Directors of the Company approved the liquidation of the following fifteen (15) series of ETFs effective September 30, 2008. As of September 30, 2008, the following fifteen series liquidated all investments and will remain open for unpaid fund expenses:

HealthSharesTM Autoimmune-Inflammation Exchange-Traded Fund	“Autoimmune-Inflammation ETF”
HealthSharesTM Cardio Devices Exchange-Traded Fund	“Cardio Devices ETF”
HealthSharesTM Cardiology Exchange-Traded Fund	“Cardiology ETF”
HealthSharesTM Dermatology and Wound Care Exchange-Traded Fund	“Dermatology and Wound Care ETF”
HealthSharesTM Emerging Cancer Exchange-Traded Fund	“Emerging Cancer ETF”
HealthSharesTM European Medical Products and Devices Exchange-Traded Fund	“European Medical Products and Devices ETF”
HealthSharesTM GI/Gender Health Exchange-Traded Fund	“GI/Gender Health ETF”
HealthSharesTM Infectious Disease Exchange-Traded Fund	“Infectious Disease ETF”
HealthSharesTM Metabolic-Endocrine Disorders Exchange-Traded Fund	“Metabolic-Endocrine Disorders ETF”
HealthSharesTM Neuroscience Exchange-Traded Fund	“Neuroscience ETF”
HealthSharesTM Ophthalmology Exchange-Traded Fund	“Ophthalmology ETF”
HealthSharesTM Orthopedic Repair Exchange-Traded Fund	“Orthopedic Repair ETF”
HealthSharesTM Patient Care Services Exchange-Traded Fund	“Patient Care Services ETF”
HealthSharesTM Respiratory/Pulmonary Exchange-Traded Fund	“Respiratory/Pulmonary ETF”
HealthSharesTM Composite Exchange-Traded Fund	“Composite ETF”

XShares Advisors LLC (the “Advisor”) served as investment advisor to the Funds and had overall responsibility for the general management and administration of the Funds, subject to the supervision of the Funds’ Board of Directors.

Each Fund offered shares, known as HealthSharesTM that were listed and traded on NYSE Arca, Inc. (“NYSE Arca”). Unlike conventional mutual funds, each Fund issued and redeemed shares on a continuous basis, at net asset value, only in large specified lots, consisting of 100,000 shares, each called a “Creation Unit.” Except when aggregated in Creation Units, shares were not individually redeemable securities of the Funds. A minimum transaction fee of $500 per Creation Unit was charged to those persons creating or redeeming Creation Units. The investment objective of each Fund was to track the performance, before fees and expenses, of a particular benchmark index (the “Underlying Index”). The Advisor’s parent company, XShares Group, Inc. (“XShares Group”), was the creator of each Underlying Index. Each of the Underlying Indexes seek to measure performance of publicly-listed healthcare, life sciences and biotechnology companies involved in the research, clinical development and/or commercialization of therapeutic agents and medical devices for the treatment of certain diseases or medical conditions.

The underlying indexes for the HealthSharesTM Exchange-Traded Funds were:

Fund	Index
Autoimmune-Inflammation ETF	Autoimmune-Inflammation Index
Cardio Devices ETF	Cardio Devices Index
Cardiology ETF	Cardiology Index
Dermatology and Wound Care ETF	Dermatology and Wound Care Index
Emerging Cancer ETF	Emerging Cancer Index
European Medical Products and Devices ETF	European Medical Products and Devices Index
GI/Gender Health ETF	GI/Gender Health Index
Infectious Disease ETF	Infectious Disease Index
Metabolic-Endocrine Disorders ETF	Metabolic-Endocrine Disorders Index
Neuroscience ETF	Neuroscience Index
Ophthalmology ETF	Ophthalmology Index
Orthopedic Repair ETF	Orthopedic Repair Index
Patient Care Services ETF	Patient Care Services Index
Respiratory/Pulmonary ETF	Respiratory/Pulmonary Index
Composite ETF	Composite Index

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

2.              SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Security Valuation   The net asset value, or NAV, of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets by the number of shares outstanding. When calculating the NAV of the Funds’ shares, stocks held by a Fund are valued at their market value when reliable market quotations are readily available. Certain short-term debt instruments used to manage a Fund’s cash are valued on the basis of amortized cost. The values of any foreign securities held by a Fund are converted into U.S. dollars using an exchange rate obtained from an independent third party.

B. Fair Value   When reliable market quotations are not readily available, securities are priced at their fair value. A Fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. Fair-value prices are determined by a committee (the “Pricing Committee”) according to the procedures adopted by Mellon Capital Management Corporation (“MCM”), formerly BNY Investment Advisors. MCM was delegated by the Board of Directors to perform this function. When fair-value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

C. Securities Transactions   Securities transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated on the identified cost-method.  Corporate actions (including cash dividends) are recorded on the ex-date.

D. Investment Income   Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

E. Expenses/Reimbursements   Expenses that are directly related to each of the Funds are charged to that respective Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of each Fund. Each Fund licenses its underlying index and related trademark from the Advisor pursuant to a no-fee license. Expenses related to the initial organization, registration and offering of the Funds are borne by the Advisor.

F. Foreign Currency Transactions   The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars using the applicable exchange rates as of the close of London Exchange. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investments in securities. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

G. Dividends and Distributions to Shareholders   It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Funds reserve the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. Each Fund pays out dividends from its net investment income to investors annually. Each Fund distributes any net capital gains annually.

H. Taxes   On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. This interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has evaluated the implications of FIN 48 and there is no impact in the financial statements for the year ended September 30, 2008.

Each of the funds’ federal tax returns for the prior fiscal year remains subject to examination by the Internal Revenue Service. It is the funds’ policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and other expense, respectively. No such charges were recorded in the financial statements.

I. Risk of Concentration   The Funds concentrate their investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries. Each Fund is subject to sector risk, which is the chance that significant problems will affect a particular sector, or that returns from that sector will trail returns from the overall stock market.  Because each Fund invests all, or substantially all, of its assets in the healthcare, life sciences and biotechnology sectors, it is subject to the risks associated with investing in those sectors. Companies in the healthcare industry are, generally, subject to significant governmental regulation and are required to obtain government approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.

J. Short Term Investments   Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

K. Security Lending   Each Fund may lend portfolio securities to certain qualified institutional investors (typically brokers, dealers, banks, or other financial institutions). The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds, if any, is disclosed on the Statements of Operations.

3.    INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Investment Advisory Agreement has an initial term of two years and may be continued in effect annually thereafter if such continuance is approved by (i) the Board of Directors, or (ii) a majority (as defined in the 1940 Act) of the outstanding voting securities of each applicable Fund provided that in either case the continuance is also approved by a

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

majority of the Board of Directors, by a vote cast in person at a meeting called for the purpose of voting on such a continuance. The Advisory Agreement is terminable without penalty by the Company with respect to one or more of the Funds on 60 days’ written notice when authorized either by majority vote of its outstanding voting shares or by a vote of a majority of the Board of Directors (including a majority of the Disinterested Directors), or by the Advisor on 60 days’ written notice, and will terminate automatically in the event of its assignment.

Under the Investment Advisory Agreement, the Advisor is responsible for arranging sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services for the Funds to operate. The Advisor will also be responsible for employing any sampling strategy for the Funds.

For the services it provides to the Funds, the Advisor receives a unified advisory fee based on a percentage of the daily net assets of each Fund. The advisory fee is calculated daily and paid monthly in arrears. Out of the advisory fee, the Advisor pays all fees and expenses of the Sub-Advisor, the Transfer Agent, the Administrator, the Accounting Agent and the Custodian (“Covered Expenses”). Each Fund is responsible for the payment of all other expenses associated with its operation, including but not limited to, brokerage expenses, taxes, interest, fees and expenses of counsel to the Funds, fees and expenses of the Disinterested Directors (including legal counsel fees), fees and expenses of the Chief Compliance Officer and expenses associated with the Funds’ compliance program, litigation expenses, fees and expenses of the Funds’ independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory requirements, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary expenses.

Pursuant to the Investment Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors to perform any of the services contemplated to be performed by the Advisor under the Investment Advisory Agreement. For its services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Advisor a fee equal to 0.75% per annum (except for European Medical Products and Devices ETF, which pays a fee of 0.95% per annum) of each Fund’s average daily net assets. The fee is accrued daily and paid monthly in arrears.

The Advisor has contractually agreed to reduce its advisory fees and/or pay Fund expenses (excluding, among other things, interest, taxes, brokerage commissions and extraordinary expenses) in order to limit Net Annual Operating Expenses for shares of each Fund to 0.75% per annum (0.95% per annum for European Medical Products and Devices ETF) of each Fund’s average net assets (the “Expense Cap”). The Expense Cap will remain in effect until at least January 31, 2009. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by each Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the Expense Cap for that Fund.

For the year ended September 30, 2008, the “Outside the Cap” expenses on taxes were as follows:

“Outside the Cap”
Expenses
% of Average Net Assets
Autoimmune-Inflammation ETF	0.03%
Cardio Devices ETF	0.01%
Cardiology ETF	0.03%
Dermatology and Wound Care ETF	0.03%
Emerging Cancer ETF	0.02%
European Medical Products and Devices ETF	0.03%
GI/Gender Health ETF	0.03%
Infectious Disease ETF	0.03%
Metabolic-Endocrine Disorders ETF	0.03%
Neuroscience ETF	0.03%
Ophthalmology ETF	0.03%
Orthopedic Repair ETF	0.03%
Patient Care Services ETF	0.01%
Respiratory/Pulmonary ETF	0.02%
Composite ETF	0.01%

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

For the year ended September 30, 2008, the advisory fee waivers and expenses assumed by the Advisor were as follows:

	Advisory Fee Waiver	Expenses Assumed by the Advisor
Autoimmune-Inflammation ETF	$16,967	$28,347
Cardio Devices ETF	35,977	46,181
Cardiology ETF	17,102	27,885
Dermatology and Wound Care ETF	16,440	24,733
Emerging Cancer ETF	29,091	44,401
European Medical Products and Devices ETF	20,203	18,099
GI/Gender Health ETF	15,244	26,678
Infectious Disease ETF	14,886	25,181
Metabolic-Endocrine Disorders ETF	13,860	25,774
Neuroscience ETF	16,949	27,648
Ophthalmology ETF	13,735	25,729
Orthopedic Repair ETF	18,003	27,590
Patient Care Services ETF	36,382	53,355
Respiratory/Pulmonary ETF	26,116	35,318
Composite ETF	36,683	43,372

MCM (the “Sub-Advisor”), which is a wholly-owned subsidiary of The Bank of New York Mellon Corporation, acts as investment sub-advisor to the Funds. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor, the Sub-Advisor is responsible for the day-to-day management of the Funds, subject to the supervision of the Advisor and the Funds’ Board of Directors. In this regard, the Sub-Advisor is responsible for implementing the replication strategy for each Fund with regard to its Underlying Index and for general administration, compliance and management services as may be agreed between the Advisor and the Sub-Advisor from time to time. The Advisor is responsible for payment of the Sub-Advisory fee.

The Bank of New York Mellon (“BNY”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as Administrator, Custodian, Accounting Agent and Transfer Agent for each Fund. As compensation for its services, BNY receives a fee that is a percentage of each Fund’s average daily net assets. This fee is a Covered Expense as defined above.

ALPS Distributors, Inc. (the “Distributor”) serves as the Distributor of Creation Units for each Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Funds.

The Company will pay each director who is not an officer or employee of the Advisor or any of its affiliates an annual fee of $100,000. The Company reimburses each Director for costs and expenses associated with their performance of their duties hereunder, including the costs and expenses associated with attendance of meetings of the Board.

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

4.    FEDERAL INCOME TAXES

Distributions to Shareholders

The tax character of distributions paid during the year ended September 30, 2008 was as follows:

Distributions paid from
Ordinary Income
Autoimmune-Inflammation ETF	$51,628
Cardio Devices ETF	248,125
Cardiology ETF	6,588
Dermatology and Wound Care ETF	2,069
European Medical Products and Devices ETF	25,669
GI/Gender Health ETF	27,602
Infectious Disease ETF	36,696
Metabolic-Endocrine Disorders ETF	7,462
Neuroscience ETF	29,767
Ophthalmology ETF	7,527
Patient Care Services ETF	115,286
Respiratory/Pulmonary ETF	175,781
Composite ETF	103,817

There were no distributions paid during the period ended September 30, 2007.

Capital losses incurred after October 31 (“post-October losses”) within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. Capital losses can be carried forward for a period of eight years.

In order to present paid-in capital and accumulated net realized gains or losses on the Statements of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to additional paid-in capital, undistributed net investment income and accumulated net realized gains or losses on investments. For the year ended September 30, 2008, the adjustments were as follows:

	Undistributed Net Investment Income (Loss)	Undistributed Capital Gains/(Accumulated Losses)	Net Unrealized Appreciation /Depreciation on foreign currency transactions	Paid in Capital
Autoimmune-Inflammation ETF	$(30,845)	$395,368	$(91)	$(364,432)
Cardio Devices ETF	29,358	(530,027)	—	500,669
Cardiology ETF	5,632	177,107	34	(182,773)
Dermatology and Wound Care ETF	12,559	549,123	17	(561,699)
Emerging Cancer ETF	29,957	2,527,999	(3)	(2,557,953)
European Medical Products and Devices ETF	168	722,726	62	(722,956)
GI/Gender Health ETF	9,238	744,573	40	(753,851)
Infectious Disease ETF	12,233	470,273	(3,169)	(479,337)
Metabolic-Endocrine Disorders ETF	16,337	1,054,317	(50)	(1,070,604)
Neuroscience ETF	3,636	325,072	1,997	(330,705)
Ophthalmology ETF	5,003	1,064,776	20	(1,069,799)
Orthopedic Repair ETF	24,367	298,770	(9)	(323,128)
Patient Care Services ETF	27,494	873,096	3	(900,593)
Respiratory/Pulmonary ETF	53,314	879,932	53	(933,299)
Composite ETF	20,995	550,254	(1,588)	(569,661)

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

5.              INVESTMENT PORTFOLIO TRANSACTIONS

For the year ended September 30, 2008, the cost of investments purchased and proceeds from sale of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
Autoimmune-Inflammation ETF	$2,272,131	$4,372,216
Cardio Devices ETF	4,977,108	7,750,971
Cardiology ETF	2,541,734	4,843,276
Dermatology and Wound Care ETF	3,603,526	4,667,511
Emerging Cancer ETF	4,248,034	7,053,510
European Medical Products and Devices ETF	818,129	2,547,121
GI/Gender Health ETF	1,638,699	3,438,320
Infectious Disease ETF	1,398,312	3,466,119
Metabolic-Endocrine Disorders ETF	2,262,219	3,684,388
Neuroscience ETF	2,331,527	4,497,439
Ophthalmology ETF	1,735,881	3,190,547
Orthopedic Repair ETF	2,200,461	4,411,056
Patient Care Services ETF	2,905,771	7,234,270
Respiratory/Pulmonary ETF	4,024,082	6,062,138
Composite ETF	6,259,035	8,695,108

For the year ended September 30, 2008, the cost of in-kind purchases and the proceeds from in-kind sales were as follows:

	Purchases	Sales
Cardio Devices ETF	$—	$2,807,576
Dermatology and Wound Care ETF	1,250,495	2,147,634
Emerging Cancer ETF	—	1,763,561
Patient Care Services ETF	—	2,466,564
Respiratory/Pulmonary ETF	2,170,784	1,867,611
Composite ETF	—	2,388,883

6.              CAPITAL SHARE TRANSACTIONS

As of September 30, 2008, there were 50 billion shares of $0.0001 par value capital shares authorized by the Company. Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

7.              INDEMNIFICATIONS

In the normal course of business the Company enters into contracts that contain a variety of representations which provide general indemnifications. The Company’s maximum exposure under these arrangements cannot be known; however, the Company expects any risk of loss to be remote.

8.              NEW ACCOUNTING PRONOUNCEMENT

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”) which provides enhanced guidance for measuring fair value. The standard requires

NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Fund’s financial statements.

9.              DISTRIBUTION AND SERVICE PLAN

Each Fund has adopted a Distribution and Service Plan (the “Rule 12b-1 Plan”) pursuant to which each Fund may pay financial intermediaries a fee of up to 0.25% of its average daily net assets for distribution and other services provided by that intermediary in accordance with the terms of the Rule 12b-1 Plan. The Board of Directors has determined that no payments will be made by the Funds under the Rule 12b-1 Plan until at least January 31, 2009.

10.       SUBSEQUENT EVENT

On November 26, 2008, the Board of Directors (the “Board”) of HealthSharesTM, Inc. (the “Company”), announced that it has determined to liquidate HealthSharesTM Cancer Exchange-Traded Fund, HealthSharesTM Diagnostics Exchange-Traded Fund, HealthSharesTM Drug Discovery Tools Exchange-Traded Fund and HealthSharesTM European Drugs Exchange-Traded Fund (the “last 4 series”) effective December 31, 2008 and subsequently dissolve the Company. The Board’s decision was taken after consultation with XShares Advisors LLC (“XShares”), the investment advisor to the last 4 series. The Board also carefully considered current market Conditions, the inability of the last 4 series to attract significant market interest since their inception, their future viability as well as their prospect for future growth, and thereafter determined that it was advisable and in the best interests of the Funds and their shareholders to liquidate the last 4 series.

December 23, 2008, will be the last day of trading for the last 4 series’ shares on NYSE Arca, and the last day on which creation unit aggregations of the last 4 series’ shares may be purchased or redeemed.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HealthShares™, Inc.

By:	/s/ William J. Kridel, Jr.

Name:	William J. Kridel, Jr.

Title:	President, Chairman and Chief Executive Officer

Date:	December 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ William J. Kridel, Jr.

Name:	William J. Kridel, Jr.

Title:	President, Chairman and Chief Executive Officer

Date:	December 4, 2008

By:	/s/ James J. McCluskey

Name:	James J. McCluskey

Title:	Treasurer and Chief Financial Officer

Date:	December 4, 2008